Diamond Hill Small Cap Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Common Stocks - 97.9%	Shares	Fair Value
Consumer Discretionary - 13.1%
Century Communities, Inc. (a)	34,585	$2,210,673
Green Brick Partners, Inc. (a)(b)	131,525	4,611,266
Hanesbrands, Inc. (a)	350,598	1,844,145
Johnson Outdoors, Inc., Class A	29,480	1,857,535
PROG Holdings, Inc. (b)	70,807	1,684,499
Red Rock Resorts, Inc., Class A	391,069	17,429,945
Rocky Brands, Inc. (a)	145,011	3,345,404
Vail Resorts, Inc.	7,736	1,807,748
Wolverine World Wide, Inc.	203,591	3,471,227
		38,262,442
Consumer Staples - 10.2%
Cal-Maine Foods, Inc.	160,080	9,747,271
Lancaster Colony Corp.	36,783	7,462,535
Oil-Dri Corp. of America	56,761	2,361,825
Post Holdings, Inc. (b)	58,949	5,297,747
Seaboard Corp.	1,343	5,063,123
		29,932,501
Energy - 4.0%
Centrus Energy Corp., Class A (a)(b)	50,131	1,614,218
Civitas Resources, Inc. (a)	147,073	10,050,969
		11,665,187
Financials - 21.0%
Bank OZK	303,434	10,377,443
BankUnited, Inc.	59,263	1,338,159
BOK Financial Corp.	63,190	5,333,868
Enstar Group Ltd. (b)	31,362	7,269,398
First Interstate BancSystem, Inc., Class A	180,554	5,391,342
First Western Financial, Inc. (a)(b)	77,240	1,529,352
Live Oak Bancshares, Inc.	351,446	8,564,739
Mr. Cooper Group, Inc. (b)	201,069	8,237,797
Silvercrest Asset Management Group, Inc., Class A	20,645	375,326
Triumph Financial, Inc. (a)(b)	126,882	7,366,769
Webster Financial Corp.	145,433	5,732,969
		61,517,162

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Common Stocks - 97.9% (Continued)	Shares	Fair Value
Health Care - 5.0%
Enovis Corp. (b)	167,865	$8,979,099
UFP Technologies, Inc. (b)	42,679	5,541,441
		14,520,540
Industrials - 26.4%
Allegiant Travel Co. (b)	94,520	8,693,950
Allied Motion Technologies, Inc.	150,705	5,824,748
Concrete Pumping Holdings, Inc. (a)(b)(c)	770,000	5,236,000
Douglas Dynamics, Inc.	101,475	3,236,038
Energy Recovery, Inc. (b)	169,644	3,910,294
ESAB Corp.	145,958	8,621,739
First Advantage Corp. (b)	383,165	5,348,983
FTAI Aviation Ltd.	148,056	4,139,646
Gates Industrial Corp. plc (b)	305,278	4,240,311
Graham Corp. (b)	133,500	1,746,180
Kirby Corp. (b)	42,085	2,933,324
WESCO International, Inc.	81,103	12,533,658
WNS Holdings Ltd. - ADR (b)	117,317	10,930,425
		77,395,296
Information Technology - 2.6%
Rimini Street, Inc. (a)(b)	1,609,632	6,631,684
Sanmina Corp. (b)	17,443	1,063,849
		7,695,533
Materials - 9.3%
Ashland, Inc.	75,770	7,782,337
Chase Corp.	77,035	8,067,876
Taseko Mines Ltd. (a)(b)	4,734,817	7,859,796
United States Lime & Minerals, Inc. (a)	23,379	3,569,740
		27,279,749
Real Estate - 5.6%
CubeSmart	38,630	1,785,479
Douglas Emmett, Inc. (a)	200,233	2,468,873
Jones Lang LaSalle, Inc. (b)	7,605	1,106,451
Rayonier, Inc.	127,694	4,247,102
Ryman Hospitality Properties, Inc.	77,016	6,910,646
		16,518,551

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Common Stocks - 97.9% (Continued)	Shares	Fair Value
Utilities - 0.7%
UGI Corp.	59,537	$2,069,506

Total Common Stocks (Cost $193,819,662)		$286,856,467

Registered Investment Companies - 4.3%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.70% (d)	5,969,812	$5,969,812
State Street Navigator Securities Lending Portfolio I, 4.72% (d)(e)	6,689,846	6,689,846
Total Registered Investment Companies (Cost $12,659,658)		$12,659,658

Total Investment Securities - 102.2% (Cost $206,479,320)		$299,516,125

Liabilities in Excess of Other Assets - (2.2)%		(6,462,211)

Net Assets - 100.0%		$293,053,914

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2023 was $27,535,837.
(b)	Non-income producing security.
(c)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of March 31, 2023 was $5,236,000, representing 1.8% of net assets.
(d)	The rate shown is the 7-day effective yield as of March 31, 2023.
(e)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $21,160,080.

ADR -	American Depositary Receipt
plc -	Public Limited Company

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Common Stocks - 95.6%	Shares	Fair Value
Communication Services - 1.5%
Liberty Media Corp. - Liberty Formula One - Series C (a)	394,476	$29,518,639

Consumer Discretionary - 12.9%
Advance Auto Parts, Inc.	64,828	7,883,733
BorgWarner, Inc.	244,321	11,998,604
CarMax, Inc. (a)	177,996	11,441,583
Hanesbrands, Inc. (b)	2,247,678	11,822,786
NVR, Inc. (a)	11,865	66,114,034
PROG Holdings, Inc. (a)(b)	538,279	12,805,657
Red Rock Resorts, Inc., Class A (b)	2,030,041	90,478,927
Vail Resorts, Inc. (b)	85,270	19,925,894
Wolverine World Wide, Inc. (b)	963,130	16,421,367
		248,892,585
Consumer Staples - 10.3%
BellRing Brands, Inc. (a)	607,056	20,639,904
Cal-Maine Foods, Inc. (b)	970,517	59,094,780
Lancaster Colony Corp.	249,184	50,554,450
Post Holdings, Inc. (a)(b)	778,358	69,951,034
		200,240,168
Energy - 3.6%
Civitas Resources, Inc. (b)	313,885	21,450,901
Coterra Energy, Inc.	1,947,073	47,781,171
		69,232,072
Financials - 17.4%
Bank OZK (b)	1,047,131	35,811,880
BankUnited, Inc. (b)	413,610	9,339,314
BOK Financial Corp.	502,069	42,379,644
Brighthouse Financial, Inc. (a)	362,696	15,998,521
Brown & Brown, Inc.	164,530	9,447,313
Enstar Group Ltd. (a)	81,049	18,786,348
First Interstate BancSystem, Inc., Class A (b)	788,162	23,534,517
Live Oak Bancshares, Inc. (b)	1,322,969	32,240,755
Loews Corp.	421,925	24,480,089
Mr. Cooper Group, Inc. (a)(b)	967,213	39,626,717
RenaissanceRe Holdings Ltd.	103,448	20,724,772

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Common Stocks - 95.6% (Continued)	Shares	Fair Value
Financials - 17.4% (Continued)
Stifel Financial Corp.	162,380	$9,595,034
Webster Financial Corp.	1,409,449	55,560,480
		337,525,384
Health Care - 2.9%
Boston Scientific Corp. (a)	243,915	12,203,068
Enovis Corp. (a)	802,388	42,919,734
Integer Holdings Corp. (a)	8,224	637,360
		55,760,162
Industrials - 29.0%
Alaska Air Group, Inc. (a)(b)	379,602	15,928,100
Allegiant Travel Co. (a)(b)	415,827	38,247,768
Broadridge Financial Solutions, Inc.	65,306	9,571,900
Energy Recovery, Inc. (a)	998,606	23,017,868
ESAB Corp.	987,392	58,325,245
First Advantage Corp. (a)(b)	2,072,245	28,928,540
Gates Industrial Corp. plc (a)(b)	3,306,037	45,920,854
Kirby Corp. (a)	395,700	27,580,290
Regal Rexnord Corp.	348,520	49,047,220
Sensata Technologies Holding plc	991,522	49,595,930
SS&C Technologies Holdings, Inc.	752,328	42,483,962
Stericycle, Inc. (a)	291,650	12,718,857
WESCO International, Inc.	788,682	121,882,916
WNS Holdings Ltd. - ADR (a)	411,535	38,342,716
		561,592,166
Information Technology - 3.7%
Arrow Electronics, Inc. (a)	102,559	12,806,542
Ciena Corp. (a)(b)	540,537	28,389,003
Sanmina Corp. (a)	488,375	29,785,991
		70,981,536
Materials - 2.6%
Ashland, Inc.	496,183	50,962,956

Real Estate - 9.6%
CubeSmart	1,369,492	63,297,920
Douglas Emmett, Inc. (b)	1,078,475	13,297,597

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Common Stocks - 95.6% (Continued)	Shares	Fair Value
Real Estate - 9.6% (Continued)
Jones Lang LaSalle, Inc. (a)	137,690	$20,032,518
Rayonier, Inc.	1,176,962	39,145,756
Ryman Hospitality Properties, Inc.	351,084	31,502,767
UDR, Inc.	473,422	19,438,707
		186,715,265
Utilities - 2.1%
UGI Corp.	1,190,413	41,378,756

Total Common Stocks (Cost $1,410,056,554)		$1,852,799,689

Registered Investment Companies - 7.7%	Shares	Fair Value
Diamond Hill Short Duration Securitized Bond Fund - Class Y (c)	946,067	$8,968,717
State Street Institutional US Government Money Market Fund - Premier Class, 4.70% (d)	68,417,348	68,417,348
State Street Navigator Securities Lending Portfolio I, 4.72% (d)(e)	71,640,187	71,640,187
Total Registered Investment Companies (Cost $149,516,254)		$149,026,252

Total Investment Securities - 103.3% (Cost $1,559,572,808)		$2,001,825,941

Liabilities in Excess of Other Assets - (3.3)%		(64,805,662)

Net Assets - 100.0%		$1,937,020,279

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2023 was $101,585,189.
(c)	Affiliated fund.

Diamond Hill Short Duration Securitized Bond Fund
Value, December 31, 2022	$8,793,801
Purchases	119,085
Change in Unrealized Appreciation (Depreciation)	55,831
Value, March 31, 2023	$8,968,717
Income Distributions	$119,085

(d)	The rate shown is the 7-day effective yield as of March 31, 2023.
(e)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $30,179,162.

ADR -	American Depositary Receipt
plc -	Public Limited Company

Diamond Hill Mid Cap Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Common Stocks - 96.1%	Shares	Fair Value
Communication Services - 1.5%
Liberty Media Corp. - Liberty Formula One - Series C (a)	35,170	$2,631,771

Consumer Discretionary - 12.6%
Advance Auto Parts, Inc.	6,420	780,736
BorgWarner, Inc.	19,393	952,390
CarMax, Inc. (a)	17,389	1,117,765
Hanesbrands, Inc. (b)	221,866	1,167,015
NVR, Inc. (a)	1,212	6,753,494
Red Rock Resorts, Inc., Class A	191,707	8,544,381
Vail Resorts, Inc.	7,468	1,745,122
VF Corp.	42,738	979,128
		22,040,031
Consumer Staples - 8.1%
Archer-Daniels-Midland Co.	24,054	1,916,142
BellRing Brands, Inc. (a)	46,425	1,578,450
Lancaster Colony Corp.	21,670	4,396,410
Post Holdings, Inc. (a)	70,043	6,294,764
		14,185,766
Energy - 2.3%
Coterra Energy, Inc.	162,045	3,976,584

Financials - 17.1%
Allstate Corp. (The)	22,875	2,534,779
American International Group, Inc.	92,518	4,659,207
Bank OZK	82,557	2,823,449
BOK Financial Corp.	22,019	1,858,624
Brighthouse Financial, Inc. (a)	17,195	758,471
Fidelity National Information Services, Inc.	34,080	1,851,566
Hartford Financial Services Group, Inc. (The)	36,168	2,520,548
Loews Corp.	24,381	1,414,586
Mr. Cooper Group, Inc. (a)	68,066	2,788,664
Stifel Financial Corp.	14,654	865,905
Webster Financial Corp.	104,961	4,137,563
Willis Towers Watson plc	15,140	3,518,233
		29,731,595

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Common Stocks - 96.1% (Continued)	Shares	Fair Value
Health Care - 4.7%
Boston Scientific Corp. (a)	84,575	$4,231,287
Enovis Corp. (a)	74,130	3,965,214
		8,196,501
Industrials - 23.3%
Alaska Air Group, Inc. (a)	45,865	1,924,495
Allegiant Travel Co. (a)	23,086	2,123,450
ESAB Corp.	84,062	4,965,542
Kirby Corp. (a)	37,813	2,635,566
Parker-Hannifin Corp.	17,998	6,049,308
Regal Rexnord Corp.	31,905	4,489,991
Sensata Technologies Holding plc	82,665	4,134,903
SS&C Technologies Holdings, Inc.	70,421	3,976,674
Stericycle, Inc. (a)	26,434	1,152,787
WESCO International, Inc.	59,328	9,168,549
		40,621,265
Information Technology - 7.3%
Arrow Electronics, Inc. (a)	519	64,808
Check Point Software Technologies Ltd. (a)(b)	42,249	5,492,370
Ciena Corp. (a)	52,455	2,754,937
Cognizant Technology Solutions Corp., Class A	39,903	2,431,290
NXP Semiconductors NV	10,756	2,005,725
		12,749,130
Materials - 6.4%
Ashland, Inc.	48,449	4,976,197
Freeport-McMoRan, Inc.	151,779	6,209,279
		11,185,476
Real Estate - 10.5%
CubeSmart	133,372	6,164,454
Douglas Emmett, Inc.	70,421	868,291
Jones Lang LaSalle, Inc. (a)	12,868	1,872,165
Rayonier, Inc.	73,348	2,439,554
Ryman Hospitality Properties, Inc.	34,300	3,077,739
UDR, Inc.	42,067	1,727,271
Weyerhaeuser Co.	73,246	2,206,902
		18,356,376

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Common Stocks - 96.1% (Continued)	Shares	Fair Value
Utilities - 2.3%
UGI Corp.	115,132	$4,001,988

Total Common Stocks (Cost $114,423,398)		$167,676,483

Registered Investment Companies - 7.0%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.70% (c)	6,697,663	$6,697,663
State Street Navigator Securities Lending Portfolio I, 4.72% (c)(d)	5,579,630	5,579,630
Total Registered Investment Companies (Cost $12,277,293)		$12,277,293

Total Investment Securities - 103.1% (Cost $126,700,691)		$179,953,776

Liabilities in Excess of Other Assets - (3.1)%		(5,402,472)

Net Assets - 100.0%		$174,551,304

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2023 was $6,659,385.
(c)	The rate shown is the 7-day effective yield as of March 31, 2023.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $1,088,099.

NV -	Naamloze Vennootschap
plc -	Public Limited Company

Diamond Hill Large Cap Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Common Stocks - 98.0%	Shares	Fair Value
Communication Services - 6.1%
Alphabet, Inc., Class A (a)	1,630,869	$169,170,041
Take-Two Interactive Software, Inc. (a)	797,562	95,149,147
Verizon Communications, Inc. (b)	3,039,652	118,212,066
Walt Disney Co. (The) (a)(b)	1,213,912	121,549,009
		504,080,263
Consumer Discretionary - 13.9%
Amazon.com, Inc. (a)	1,723,264	177,995,939
BorgWarner, Inc. (b)	2,315,702	113,724,125
CarMax, Inc. (a)(b)	2,481,548	159,513,905
General Motors Co. (b)	5,789,216	212,348,443
Home Depot, Inc. (The)	533,995	157,592,604
Lear Corp. (b)	601,528	83,907,141
NVR, Inc. (a)(b)	42,663	237,726,342
		1,142,808,499
Consumer Staples - 3.1%
PepsiCo, Inc.	1,399,733	255,171,326

Energy - 5.7%
Chevron Corp. (b)	919,717	150,061,026
ConocoPhillips	3,179,052	315,393,749
		465,454,775
Financials - 23.9%
Allstate Corp. (The)	1,272,325	140,986,333
American International Group, Inc. (b)	7,047,808	354,927,611
Bank of America Corp. (b)	8,451,801	241,721,509
Berkshire Hathaway, Inc., Class B (a)	400,062	123,527,144
Hartford Financial Services Group, Inc. (The) (b)	1,150,913	80,207,127
KKR & Co., Inc. (b)	4,343,346	228,112,532
Marsh & McLennan Cos., Inc.	638,401	106,325,687
Nasdaq, Inc. (b)	2,485,653	135,890,650
Truist Financial Corp. (b)	7,678,755	261,845,546
Visa, Inc., Class A (b)	550,241	124,057,336
Wells Fargo & Co.	4,371,754	163,416,165
		1,961,017,640

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Common Stocks - 98.0% (Continued)	Shares	Fair Value
Health Care - 16.2%
Abbott Laboratories	2,536,693	$256,865,533
AbbVie, Inc. (b)	678,231	108,089,674
Becton, Dickinson and Co.	606,532	150,140,931
HCA Healthcare, Inc.	790,601	208,465,672
Humana, Inc. (b)	336,848	163,526,230
Medtronic plc	1,671,849	134,784,466
Pfizer, Inc.	3,325,603	135,684,602
Stryker Corp. (b)	603,439	172,263,731
		1,329,820,839
Industrials - 16.8%
Carrier Global Corp.	2,127,587	97,337,105
Caterpillar, Inc.	827,601	189,388,213
Deere & Co. (b)	351,714	145,215,676
Honeywell International, Inc.	625,235	119,494,913
L3Harris Technologies, Inc. (b)	565,034	110,882,272
Parker-Hannifin Corp. (b)	535,624	180,028,583
Regal Rexnord Corp. (b)	570,362	80,267,044
SS&C Technologies Holdings, Inc. (b)	2,777,494	156,845,086
Union Pacific Corp. (b)	865,335	174,157,322
Waste Management, Inc. (b)	754,754	123,153,210
		1,376,769,424
Information Technology - 4.6%
Microsoft Corp. (b)	586,915	169,207,595
Texas Instruments, Inc. (b)	1,121,144	208,543,995
		377,751,590
Materials - 4.3%
Freeport-McMoRan, Inc. (b)	3,998,591	163,582,358
Martin Marietta Materials, Inc.	268,299	95,262,243
Sherwin-Williams Co. (The)	403,250	90,638,502
		349,483,103
Real Estate - 2.1%
SBA Communications Corp., Class A	294,185	76,802,878
Weyerhaeuser Co.	3,132,058	94,368,908
		171,171,786

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Common Stocks - 98.0% (Continued)	Shares	Fair Value
Utilities - 1.3%
Dominion Energy, Inc.	1,850,828	$103,479,793

Total Common Stocks (Cost $6,718,516,848)		$8,037,009,038

Registered Investment Companies - 4.9%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.70% (c)	147,576,123	$147,576,123
State Street Navigator Securities Lending Portfolio I, 4.72% (c)(d)	259,730,786	259,730,786
Total Registered Investment Companies (Cost $407,306,909)		$407,306,909

Total Investment Securities - 102.9% (Cost $7,125,823,757)		$8,444,315,947

Liabilities in Excess of Other Assets - (2.9)%		(240,488,823)

Net Assets - 100.0%		$8,203,827,124

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2023 was $277,571,528.
(c)	The rate shown is the 7-day effective yield as of March 31, 2023.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $17,605,355.

plc - Public Limited Company

Diamond Hill Large Cap Concentrated Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Common Stocks - 96.2%	Shares	Fair Value
Communication Services - 4.2%
Alphabet, Inc., Class A (a)	9,350	$969,875

Consumer Discretionary - 17.8%
Amazon.com, Inc. (a)	10,135	1,046,844
General Motors Co.	29,868	1,095,558
Home Depot, Inc. (The)	3,002	885,950
NVR, Inc. (a)(b)	205	1,142,299
		4,170,651
Consumer Staples - 5.8%
PepsiCo, Inc.	7,472	1,362,146

Energy - 7.0%
ConocoPhillips	16,551	1,642,025

Financials - 23.4%
American International Group, Inc.	37,641	1,895,601
Bank of America Corp.	35,482	1,014,785
KKR & Co., Inc.	21,633	1,136,165
Truist Financial Corp.	41,976	1,431,382
		5,477,933
Health Care - 12.8%
Abbott Laboratories	13,903	1,407,818
Humana, Inc.	1,818	882,566
Pfizer, Inc.	17,530	715,224
		3,005,608
Industrials - 12.2%
Caterpillar, Inc.	4,439	1,015,821
Parker-Hannifin Corp.	2,573	864,811
Union Pacific Corp.	4,798	965,645
		2,846,277
Information Technology - 8.9%
Microsoft Corp.	3,389	977,049
Texas Instruments, Inc.	5,896	1,096,715
		2,073,764

Diamond Hill Large Cap Concentrated Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Common Stocks - 96.2% (Continued)	Shares	Fair Value
Materials - 4.1%
Freeport-McMoRan, Inc.	23,640	$967,112

Total Common Stocks (Cost $22,380,978)		$22,515,391

Registered Investment Companies - 3.8%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.70% (c)	884,569	$884,569
State Street Navigator Securities Lending Portfolio I, 4.72% (c)(d)	5,526	5,526
Total Registered Investment Companies (Cost $890,095)		$890,095

Total Investment Securities - 100.0% (Cost $23,271,073)		$23,405,486

Liabilities in Excess of Other Assets - (0.0)% (e)		(393)

Net Assets - 100.0%		$23,405,093

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2023 was $5,572.
(c)	The rate shown is the 7-day effective yield as of March 31, 2023.
(d)	This security was purchased using cash collateral held from securities on loan.
(e)	Percentage rounds to less than 0.1%.

Diamond Hill Select Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Common Stocks - 98.1%	Shares	Fair Value
Communication Services - 2.7%
Alphabet, Inc., Class A (a)	87,962	$9,124,298

Consumer Discretionary - 22.8%
Amazon.com, Inc. (a)	221,372	22,865,514
CarMax, Inc. (a)	215,796	13,871,367
General Motors Co.	296,369	10,870,815
Lear Corp.	50,299	7,016,207
Red Rock Resorts, Inc., Class A	496,403	22,124,682
		76,748,585
Consumer Staples - 5.3%
Lancaster Colony Corp.	34,252	6,949,046
SunOpta, Inc. (a)(b)	1,399,130	10,773,301
		17,722,347
Financials - 27.9%
Allstate Corp. (The)	105,429	11,682,587
American International Group, Inc.	370,657	18,666,286
Cadence Bank (b)	209,902	4,357,566
KKR & Co., Inc.	285,772	15,008,745
Mr. Cooper Group, Inc. (a)	642,513	26,323,758
Truist Financial Corp.	333,939	11,387,320
Webster Financial Corp.	169,985	6,700,809
		94,127,071
Health Care - 2.4%
Enovis Corp. (a)	150,398	8,044,789

Industrials - 27.9%
Cimpress plc (a)(b)	457,923	20,066,186
ESAB Corp.	169,157	9,992,104
Regal Rexnord Corp.	76,475	10,762,327
SS&C Technologies Holdings, Inc.	191,374	10,806,890
Union Pacific Corp.	41,835	8,419,712
Wabtec Corp.	73,883	7,466,616
WESCO International, Inc.	171,759	26,543,636
		94,057,471

Diamond Hill Select Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Common Stocks - 98.1% (Continued)	Shares	Fair Value
Information Technology - 6.1%
Microsoft Corp.	22,827	$6,581,024
Rimini Street, Inc. (a)	1,310,895	5,400,887
Texas Instruments, Inc.	45,101	8,389,237
		20,371,148
Materials - 3.0%
Ashland, Inc.	98,069	10,072,667

Total Common Stocks (Cost $263,956,646)		$330,268,376

Registered Investment Companies - 5.0%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.70% (c)	6,556,258	$6,556,258
State Street Navigator Securities Lending Portfolio I, 4.72% (c)(d)	10,226,295	10,226,295
Total Registered Investment Companies (Cost $16,782,553)		$16,782,553

Total Investment Securities - 103.1% (Cost $280,739,199)		$347,050,929

Liabilities in Excess of Other Assets - (3.1)%		(10,248,642)

Net Assets - 100.0%		$336,802,287

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2023 was $10,238,877.
(c)	The rate shown is the 7-day effective yield as of March 31, 2023.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $144,375.

plc - Public Limited Company

Diamond Hill Long-Short Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Common Stocks - 85.5%	Shares	Fair Value
Communication Services - 12.0%
Alphabet, Inc., Class A (a)	631,450	$65,500,308
Comcast Corp., Class A	536,614	20,343,037
Meta Platforms, Inc., Class A (a)	317,019	67,189,007
Verizon Communications, Inc. (b)	691,355	26,886,796
Walt Disney Co. (The) (a)(b)	342,584	34,302,936
		214,222,084
Consumer Discretionary - 4.8%
Booking Holdings, Inc. (a)(c)	6,053	16,055,038
BorgWarner, Inc.	311,125	15,279,349
Hanesbrands, Inc. (b)	1,408,730	7,409,920
Lear Corp.	179,445	25,030,783
TJX Cos., Inc. (The) (c)	283,596	22,222,583
		85,997,673
Consumer Staples - 3.0%
Archer-Daniels-Midland Co.	192,001	15,294,800
Constellation Brands, Inc., Class A (b)	113,029	25,532,121
Mondelez International, Inc., Class A (b)	184,885	12,890,182
		53,717,103
Energy - 4.0%
Chevron Corp.	243,869	39,789,666
Coterra Energy, Inc. (b)	1,252,143	30,727,589
		70,517,255
Financials - 23.2%
Allstate Corp. (The)	275,970	30,580,236
American International Group, Inc.	1,222,825	61,581,467
Bank of America Corp. (b)	804,835	23,018,281
Berkshire Hathaway, Inc., Class B (a)(b)	115,534	35,673,433
Citigroup, Inc.	922,731	43,266,857
Fidelity National Information Services, Inc.	689,911	37,482,865
Hartford Financial Services Group, Inc. (The) (b)	240,751	16,777,937
KKR & Co., Inc. (b)	975,493	51,232,892
Morgan Stanley (b)	202,252	17,757,726
Truist Financial Corp.	1,060,769	36,172,223
Visa, Inc., Class A	121,947	27,494,171

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Common Stocks - 85.5% (Continued)	Shares	Fair Value
Financials - 23.2% (Continued)
Wells Fargo & Co. (b)	891,783	$33,334,848
		414,372,936
Health Care - 13.1%
Abbott Laboratories (c)	269,012	27,240,155
Becton, Dickinson and Co. (c)	89,957	22,267,956
CVS Health Corp. (b)(c)	253,269	18,820,419
Enovis Corp. (a)(c)	329,942	17,648,598
HCA Healthcare, Inc. (c)	129,186	34,063,764
Humana, Inc. (b)(c)	74,015	35,931,322
Medtronic plc (c)	408,744	32,952,941
Perrigo Co. plc	723,434	25,949,578
Pfizer, Inc. (b)	479,375	19,558,500
		234,433,233
Industrials - 13.0%
Alaska Air Group, Inc. (a)(b)	445,158	18,678,830
ESAB Corp. (b)	289,965	17,128,233
Johnson Controls International plc	350,115	21,083,925
Kirby Corp. (a)	313,048	21,819,446
L3Harris Technologies, Inc.	101,660	19,949,758
Parker-Hannifin Corp.	113,111	38,017,738
Sensata Technologies Holding plc	554,198	27,720,984
SS&C Technologies Holdings, Inc.	645,584	36,456,128
WNS Holdings Ltd. - ADR (a)(b)	334,426	31,158,470
		232,013,512
Information Technology - 8.6%
Ciena Corp. (a)(b)	583,985	30,670,892
Cognizant Technology Solutions Corp., Class A (c)	371,245	22,619,958
Microsoft Corp. (c)	187,952	54,186,562
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	222,325	20,680,671
Texas Instruments, Inc.	136,676	25,423,103
		153,581,186
Materials - 2.4%
Ashland, Inc.	154,689	15,888,107
Freeport-McMoRan, Inc. (b)	632,504	25,875,739
		41,763,846

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Common Stocks - 85.5% (Continued)	Shares	Fair Value
Utilities - 1.4%
Dominion Energy, Inc. (b)	448,850	$25,095,203

Total Common Stocks (Cost $1,048,938,392)		$1,525,714,031

Treasury - 6.6%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Notes	2.000%	06/30/24	$40,000,000	$38,812,500
U.S. Treasury Notes	3.000%	06/30/24	40,000,000	39,282,812
U.S. Treasury Notes	3.000%	07/31/24	40,000,000	39,271,875
Total Treasury (Cost $117,998,600)				$117,367,187

Registered Investment Companies - 19.6%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund - Premier Class, 4.97% (d)	128,669,602	$128,695,336
State Street Navigator Securities Lending Portfolio I, 4.72% (d)(e)	220,754,560	220,754,560
Total Registered Investment Companies (Cost $349,460,959)		$349,449,896

Total Investment Securities - 111.7% (Cost $1,516,397,951)		$1,992,531,114

Segregated Cash With Custodian - 28.4%		506,645,499

Investments Sold Short - (28.4)% (Proceeds $520,804,918)		(506,153,199)

Liabilities in Excess of Other Assets - (11.7)%		(208,176,229)

Net Assets - 100.0%		$1,784,847,185

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2023 was $218,614,712.
(c)	All or a portion of the shares have been pledged as collateral for open short positions.
(d)	The rate shown is the 7-day effective yield as of March 31, 2023.
(e)	This security was purchased using cash collateral held from securities on loan.

ADR -	American Depositary Receipt
plc -	Public Limited Company

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
March 31, 2023 (Unaudited)

Common Stocks - 28.4%	Shares	Fair Value
Communication Services - 0.6%
Cogent Communications Holdings, Inc.	75,895	$4,836,029
United States Cellular Corp.	236,640	4,905,547
		9,741,576
Consumer Discretionary - 7.2%
Acushnet Holdings Corp.	264,165	13,456,565
Best Buy Co., Inc.	129,726	10,153,654
Dick's Sporting Goods, Inc.	161,061	22,852,945
Etsy, Inc.	120,795	13,448,107
GameStop Corp., Class A	397,995	9,161,845
Grand Canyon Education, Inc.	246,547	28,081,703
Macy's, Inc.	162,520	2,842,475
SeaWorld Entertainment, Inc.	222,230	13,624,921
Shake Shack, Inc., Class A	130,565	7,245,052
Tesla, Inc.	39,657	8,227,241
		129,094,508
Consumer Staples - 5.0%
Brown-Forman Corp., Class B	345,835	22,226,816
Clorox Co. (The)	55,535	8,787,858
e.l.f. Beauty, Inc.	243,615	20,061,695
J.M. Smucker Co. (The)	93,435	14,703,866
WD-40 Co.	127,658	22,729,507
		88,509,742
Financials - 2.7%
Bank of Hawaii Corp.	41,045	2,137,624
Blackstone Mortgage Trust, Inc., Class A	121,445	2,167,793
Commerce Bancshares, Inc.	392,425	22,897,999
First Financial Bankshares, Inc.	283,831	9,054,209
Palomar Holdings, Inc.	176,935	9,766,812
Westamerica BanCorp.	38,215	1,692,925
		47,717,362
Health Care - 2.3%
AMN Healthcare Services, Inc.	109,155	9,055,499
CONMED Corp.	55,515	5,765,788
Penumbra, Inc.	80,115	22,327,249

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short (Continued)
March 31, 2023 (Unaudited)

Common Stocks - 28.4% (continued)	Shares	Fair Value
Health Care - 2.3% (continued)
Waters Corp.	13,630	$4,220,257
		41,368,793
Industrials - 3.8%
Avis Budget Group, Inc.	24,605	4,793,054
CBIZ, Inc.	187,740	9,291,253
Cintas Corp.	14,784	6,840,261
Robert Half International, Inc.	181,533	14,626,114
United Parcel Service, Inc., Class B	129,770	25,174,082
W.W. Grainger, Inc.	10,970	7,556,246
		68,281,010
Information Technology - 4.7%
Asana, Inc., Class A	335,735	7,094,081
Badger Meter, Inc.	164,766	20,071,794
Consensus Cloud Solutions, Inc.	71,363	2,432,765
F5, Inc.	34,682	5,052,821
International Business Machines Corp.	98,035	12,851,408
NetScout Systems, Inc.	296,585	8,497,160
Oracle Corp.	93,995	8,734,015
Teradata Corp.	487,595	19,640,327
		84,374,371
Materials - 0.6%
Silgan Holdings, Inc.	183,785	9,863,741

Utilities - 1.5%
Consolidated Edison, Inc.	38,325	3,666,553
Ormat Technologies, Inc.	277,640	23,535,543
		27,202,096

Total Investments Sold Short - 28.4% (Proceeds $520,804,918)		$506,153,199

Percentages disclosed are based on total net assets of the Fund at March 31, 2023.

Diamond Hill International Fund
Schedule of Investments
March 31, 2023

Common Stocks - 95.4%	Shares	Fair Value
Brazil - 1.3%
Ambev SA	264,855	$750,995

Canada - 6.3%
Canadian Natural Resources Ltd. (a)	13,056	722,489
Cenovus Energy, Inc. (a)	20,178	352,046
Fairfax Financial Holdings Ltd.	3,181	2,115,528
Imperial Oil Ltd. (a)	8,229	418,476
		3,608,539
China - 5.6%
Alibaba Group Holding Ltd. (b)	80,200	1,015,765
Fu Shou Yuan International Group Ltd.	860,000	695,845
Tencent Holdings Ltd.	31,500	1,539,372
		3,250,982
France - 3.6%
Safran SA	9,558	1,415,217
Ubisoft Entertainment SA (b)	25,840	688,855
		2,104,072
Germany - 5.6%
Fuchs Petrolub SE	40,053	1,371,158
SAP SE	7,861	992,811
Vitesco Technologies Group AG (b)	12,130	877,325
		3,241,294
India - 2.9%
HDFC Bank Ltd. - ADR	24,984	1,665,683

Ireland - 0.5%
ICON plc (b)	1,335	285,143

Israel - 2.9%
Check Point Software Technologies Ltd. (b)	12,796	1,663,480

Italy - 1.5%
doValue SpA	124,556	852,499

Diamond Hill International Fund
Schedule of Investments (Continued)
March 31, 2023

Common Stocks - 95.4% (Continued)	Shares	Fair Value
Japan - 6.0%
Astellas Pharma, Inc.	78,300	$1,112,500
Hakuhodo DY Holdings, Inc. (a)	59,800	678,019
Nintendo Co. Ltd. - ADR	136,880	1,326,367
Shionogi & Co. Ltd.	8,100	365,377
		3,482,263
Mexico - 3.1%
Fomento Economico Mexicano SAB de CV (a)	185,612	1,766,787

Netherlands - 4.2%
EXOR NV (b)	18,576	1,532,075
uniQure NV (a)(b)	9,915	199,688
Universal Music Group NV	27,153	687,780
		2,419,543
Peru - 1.1%
Credicorp Ltd.	4,676	619,056

Poland - 2.3%
Dino Polska SA (b)	14,841	1,348,575

South Korea - 3.3%
Samsung Electronics Co. Ltd.	38,077	1,877,105

Spain - 0.6%
Banco Bilbao Vizcaya Argentaria SA (a)	46,669	333,720

Sweden - 2.5%
Assa Abloy AB, Class B	60,709	1,454,046

Switzerland - 11.2%
Compagnie Financiere Richemont SA, Class A	6,735	1,080,199
Nestlé SA	9,944	1,212,703
Novartis AG - ADR (a)	19,949	1,835,308
Roche Holdings AG	3,565	1,018,862
Swatch Group AG (The)	3,863	1,330,629
		6,477,701

Diamond Hill International Fund
Schedule of Investments (Continued)
March 31, 2023

Common Stocks - 95.4% (Continued)	Shares	Fair Value
Taiwan Province of China - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5,167	$480,634

United Kingdom - 22.4%
Ashmore Group plc	511,602	1,513,465
Beazley plc	84,883	627,701
Bunzl plc	27,061	1,022,222
Compass Group plc	50,031	1,257,428
Diageo plc	31,455	1,403,905
GSK plc	56,737	1,002,561
Haleon plc	60,772	241,427
Howden Joinery Group plc	153,858	1,328,565
Smith & Nephew plc	78,467	1,090,795
Tesco plc	469,305	1,538,671
Unilever plc	36,727	1,901,583
		12,928,323
United States - 7.7%
Aurinia Pharmaceuticals, Inc. (a)(b)	28,574	313,171
Energy Recovery, Inc. (a)(b)	34,320	791,076
Freeport-McMoRan, Inc.	23,457	959,626
Spotify Technology SA (b)	14,114	1,885,913
Walt Disney Co. (The) (b)	4,743	474,917
		4,424,703

Total Common Stocks (Cost $55,281,430)		$55,035,143

Warrants - 0.0% (c)	Shares	Fair Value
Switzerland - 0.0% (c)
Compagnie Financiere Richemont SA (Cost $0) (b)	8,320	$10,459

Diamond Hill International Fund
Schedule of Investments (Continued)
March 31, 2023

Registered Investment Companies - 10.3%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.70% (d)	2,808,589	$2,808,589
State Street Navigator Securities Lending Portfolio I, 4.72% (d)(e)	3,117,655	3,117,655
Total Registered Investment Companies (Cost $5,926,244)		$5,926,244

Total Investment Securities - 105.7% (Cost $61,207,674)		$60,971,846

Liabilities in Excess of Other Assets - (5.7)%		(3,278,207)

Net Assets - 100.0%		$57,693,639

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2023 was $3,727,157.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of March 31, 2023.
(e)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $730,365.

AB -	Aktiebolag
ADR -	American Depositary Receipt
AG -	Aktiengesellschaft
DE -	German Security
NV -	Naamloze Vennootschap
plc -	Public Limited Company
SA -	Societe Anonyme
SAB de CV-	Societe Anonima Bursatil de Capital Variable
SE -	Societe Europaea
SpA -	Societa per Azioni

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Corporate Credit - 5.4%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 3.1%
Bank of America Corp.	1.486%	05/19/24	$4,514,000	$4,488,933
Capital One Financial Corp. (a)	1.343%	12/06/24	1,700,000	1,641,359
Capital One Financial Corp.	2.636%	03/03/26	1,000,000	926,443
Citigroup, Inc. (1* SOFR + 53) (a)	1.281%	11/03/25	2,750,000	2,568,720
Discover Financial Services	3.750%	03/04/25	2,750,000	2,591,195
Fifth Third Bancorp	1.707%	11/01/27	1,200,000	1,013,694
Goldman Sachs Group, Inc.	1.217%	12/06/23	1,000,000	971,257
Goldman Sachs Group, Inc.	0.925%	10/21/24	5,000,000	4,865,000
JPMorgan Chase & Co. (1* SOFR + 60) (a)	0.653%	09/16/24	350,000	342,153
JPMorgan Chase & Co. (b)	0.768%	08/09/25	3,000,000	2,816,700
JPMorgan Chase & Co.	1.561%	12/10/25	2,000,000	1,875,577
JPMorgan Chase & Co.	2.595%	02/24/26	1,700,000	1,611,087
JPMorgan Chase & Co. (a)	1.470%	09/22/27	1,600,000	1,411,054
Morgan Stanley	3.875%	04/29/24	2,000,000	1,975,190
Morgan Stanley	0.791%	01/22/25	3,800,000	3,655,410
Royal Bank of Canada	0.750%	10/07/24	2,000,000	1,875,000
Royal Bank of Canada	3.375%	04/14/25	900,000	873,395
Toronto-Dominion Bank (The)	0.700%	09/10/24	900,000	846,279
Toronto-Dominion Bank (The) (b)	1.250%	12/13/24	500,000	469,382
Truist Financial Corp.	4.976%	06/09/25	800,000	765,992
Wells Fargo & Co., Class MTN (1* SOFR + 160) (a)	1.654%	06/02/24	1,000,000	993,564
Wells Fargo & Co. (1* SOFR + 200) (a)	2.188%	04/30/26	1,675,000	1,569,742
				40,147,126
Communications - 0.0% (c)
Fox Corp. (b)	4.030%	01/25/24	450,000	445,105

Consumer Cyclical - 0.4%
General Motors Financial Co.	1.250%	01/08/26	3,700,000	3,331,664
Honda Motor Co. (b)	2.271%	03/10/25	900,000	859,972
Mercedes-Benz Financing (d)	2.700%	06/14/24	1,000,000	974,272
				5,165,908
Consumer Non-Cyclical - 0.3%
Baxter International, Inc.	0.868%	12/01/23	1,800,000	1,751,374
Kroger Co. (The)	4.000%	02/01/24	1,800,000	1,786,072

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Corporate Credit - 5.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Non-Cyclical - 0.3% (Continued)
Mondelez International, Inc. (d)	0.750%	09/24/24	$300,000	$281,779
				3,819,225
Electric - 0.3%
DTE Energy Co.	1.050%	06/01/25	500,000	459,486
WEC Energy Group, Inc.	0.800%	03/15/24	2,750,000	2,633,101
				3,092,587
Energy - 0.2%
Devon Energy Corp.	5.250%	09/15/24	1,000,000	1,002,443
Energy Transfer Operating, LP	4.500%	04/15/24	925,000	913,892
TransCanada Pipeline Ltd.	1.000%	10/12/24	750,000	703,305
				2,619,640
Insurance - 0.9%
Athene Global Funding (d)	2.500%	01/14/25	1,450,000	1,368,049
Equitable Financial Life (d)	1.100%	11/12/24	3,050,000	2,880,251
Met Life Global Funding I (b)(d)	0.700%	09/27/24	1,200,000	1,126,573
New York Life Global Funding (d)	0.900%	10/29/24	800,000	754,080
Principal Life Global Funding II (d)	0.750%	08/23/24	1,265,000	1,190,076
Protective Life Global Funding (d)	0.473%	01/12/24	2,945,000	2,832,181
Protective Life Global Funding (d)	0.781%	07/05/24	1,700,000	1,610,362
				11,761,572
Technology - 0.0% (c)
Dell International, LLC/EMC Corp.	4.900%	10/01/26	300,000	299,240

Transportation - 0.2%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (d)	4.800%	02/15/29	402,015	390,143
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	1,439,000	1,290,926
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	905,440	902,707
				2,583,776

Total Corporate Credit (Cost $72,986,564)				$69,934,179

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Securitized - 76.4%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 7.2%
BXG Receivables Note Trust, Series 2018-A, Class C (d)	4.440%	02/02/34	$601,875	$560,904
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (d)	1.830%	03/20/41	3,588,000	3,035,334
Diamond Resorts Owner Trust, Series 2019-1, Class B (d)	3.530%	02/20/32	232,040	222,488
Diamond Resorts Owner Trust, Series 2019-1A, Class D (d)	5.250%	02/20/32	456,655	433,971
Diamond Resorts Owner Trust, Series 2021-1A, Class B (d)	2.050%	11/21/33	744,628	685,038
Diamond Resorts Owner Trust, Series 2021-1A, Class C (d)	2.700%	11/21/33	699,950	642,168
Diamond Resorts Owner Trust, Series 2021-1A, Class D (d)	3.830%	11/21/33	372,314	338,983
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (a)(d)	4.450%	01/25/26	8,350,000	7,656,583
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (a)(d)	3.620%	07/25/26	9,000,000	7,716,901
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (d)	3.850%	10/25/26	11,500,000	9,856,686
FMC GMSR Issuer Trust, Series 2022-GT2, Class A (d)	7.900%	07/25/27	4,850,000	4,840,749
Gold Key Resorts, LLC, Series 2014-A, Class A (d)	3.220%	03/17/31	16,848	16,618
Helios Issuer, LLC, Series 2020-4, Class A (d)	2.980%	06/20/47	1,558,951	1,382,000
Helios Issuer, LLC, Series 2021-A, Class A (d)	1.800%	02/20/48	1,088,886	906,286
Hero Funding Trust, Series 2016-4B, Class B (d)	4.990%	09/20/47	283,736	272,689
Holiday Inn Timeshare Trust, Series 2020-A, Class C (d)	3.420%	10/09/39	917,352	850,160
Holiday Inn Timeshare Trust, Series 2020-A, Class D (d)	5.500%	10/09/39	426,675	396,885
Holiday Inn Timeshare Trust, Series 2020-A, Class E (d)	6.500%	10/09/39	2,432,050	2,266,156

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Securitized - 76.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 7.2% (Continued)
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (d)	2.290%	01/20/48	$2,557,480	$2,017,947
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (d)	2.220%	03/20/48	1,947,164	1,528,498
Mosaic Solar Loans, LLC, Series 2017-2, Class B (d)	4.770%	06/22/43	401,622	370,760
Mosaic Solar Loans, LLC, Series 2020-1, Class A (d)	2.100%	04/20/46	1,481,494	1,290,630
Mosaic Solar Loans, LLC, Series 2020-1A, Class B (d)	3.100%	04/20/46	1,185,196	1,021,562
Mosaic Solar Loans, LLC, Series 2021-1, Class D (d)	3.710%	12/20/46	670,194	585,753
Mosaic Solar Loans, LLC, Series 2023-2A, Class C (d)	8.180%	09/22/53	11,000,000	9,915,051
MVW Own Trust, Series 2021-1W, Class D (d)	3.170%	01/22/41	1,265,288	1,136,956
NRZ Excess Spread Collateralization, Series 2021-GNT1, Class A (d)	3.474%	11/25/26	9,377,806	8,554,888
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (1* 1MO LIBOR + 285) (a)(d)	7.467%	02/25/25	7,000,000	6,964,012
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class NT (1* 1MO LIBOR + 265) (a)(d)	7.267%	08/25/25	10,700,000	10,582,529
Renew Financial, LLC, Series 2017-1, Class A (d)	3.670%	09/20/52	1,032,206	906,809
Renew Financial, LLC, Series 2017-1, Class B (d)	5.750%	09/20/52	344,946	321,230
Sierra Receivables Funding, Series 2022-2A, Class D (d)	9.220%	06/20/40	975,756	960,198
SPS Servicer Advance Receivables, Series 2020-T2, Class B (d)	2.130%	11/15/55	2,213,000	1,959,771
SPS Servicer Advance Receivables, Series 2020-T2, Class D (d)	3.160%	11/15/55	3,000,000	2,534,918
Westgate Resorts, Series 2020-1A, Class C (d)	6.213%	03/20/34	921,838	911,010
				93,643,121

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Securitized - 76.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 1.0%
FHLMC, Series 2979, Class FP (1* 1MO LIBOR + 45) (a)	5.134%	05/15/35	$277,308	$273,788
FHLMC, Series 3121, Class FM (1* 1MO LIBOR + 40) (a)	5.084%	03/15/36	255,681	251,894
FHLMC, Series 4613, Class AF (1* 1MO LIBOR + 110) (a)	5.784%	11/15/37	436,385	435,708
FHLMC, Series 3925, Class FL (1* 1MO LIBOR + 45) (a)	5.134%	01/15/41	57,077	56,819
FHLMC, Series 3895, Class BF (1* 1MO LIBOR + 50) (a)	5.184%	07/15/41	201,102	197,694
FHLMC, Series 4314, Class PF (1* 1MO LIBOR + 40) (a)	5.084%	07/15/43	88,296	87,492
FHLMC, Series 5171, Class UK	2.000%	12/25/51	1,163,171	670,192
FNMA, Series 2006-56, Class DC (1* 1MO LIBOR + 65) (a)	5.495%	07/25/36	506,324	510,306
FNMA, Series 2006-108, Class FD (1* 1MO LIBOR + 38) (a)	5.225%	11/25/36	210,232	206,726
FNMA, Series 2010-136, Class FA (1* 1MO LIBOR + 50) (a)	5.345%	12/25/40	207,220	202,816
FNMA, Series 2011-86, Class KF (1* 1MO LIBOR + 55) (a)	5.395%	09/25/41	349,491	343,684
FNMA, Series 2011-127, Class ZU	3.500%	12/25/41	4,854,033	4,522,781
FNMA, Series 2012-9, Class FC (1* 1MO LIBOR + 40) (a)	5.245%	02/25/42	149,711	146,927
FNMA, Series 2012-33, Class F (1* 1MO LIBOR + 52) (a)	5.365%	04/25/42	105,102	103,547
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	2,384,123	2,272,139
FNMA, Series 2017-28, Class LK	4.000%	03/25/53	1,152,517	1,132,778
GNMA, Series 2012-H29, Class SA (1* 1MO LIBOR + 52) (a)	5.081%	10/20/62	498,290	495,332
GNMA, Series 2012-H23, Class SA (1* 1MO LIBOR + 53) (a)	5.096%	10/20/62	541,600	537,725
GNMA, Series 2016-H11, Class FD (1* 12MO LIBOR + 40) (a)	2.572%	05/20/66	77,139	76,468
				12,524,816

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Securitized - 76.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 0.1%
FHLMC, Series 237, Class S14 (IO) (-1* 1MO LIBOR + 660) (a)	1.916%	05/15/36	$452,614	$55,175
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	1,454,980	75,930
FNMA, Series 301, Class I (PO)	0.000%	04/25/29	162,739	148,128
FNMA, Series 2010-44, Class CS (IO) (-1* 1MO LIBOR + 655) (a)	1.705%	05/25/40	270,375	27,310
FNMA, Series 2014-45, Class IO (IO)	4.000%	08/25/44	389,766	46,833
GNMA, Series 2015-16, Class IL (IO)	4.000%	03/20/42	1,035,977	34,448
GNMA, Series 2013-H13, Class T1 (IO) (a)	0.487%	05/20/63	17,551,626	85,582
GNMA, Series 2016-H20, Class GI (IO) (a)	0.874%	08/20/66	13,734,249	20,498
GNMA, Series 2018-H08, Class NI (IO) (a)	1.412%	05/20/68	9,430,283	47,772
GNMA, Series 2019-H04, Class IO (IO) (a)	1.544%	03/20/69	16,419,066	331,829
				873,505
Agency MBS Passthrough - 0.8%
FHLMC, Pool #FG G60257	5.500%	06/01/41	378,261	393,129
FNMA, Pool #FN BP6608	2.205%	08/01/50	2,379,552	2,224,582
FNMA, Pool #BM7138	1.694%	10/01/51	9,117,254	8,226,101
				10,843,812
Auto Loan - 5.8%
ACC Auto Trust, Series 2021-A, Class A (d)	1.080%	04/15/27	253,964	251,981
ACM Auto Trust, Series 2023-1A, Class C (d)	8.590%	01/22/30	4,000,000	3,988,162
American Credit Acceptance Receivables Trust, Series 2020-3, Class F (d)	5.940%	06/14/27	6,750,000	6,652,292
American Credit Acceptance Receivables Trust, Series 2020-4, Class F (d)	5.220%	08/13/27	2,800,000	2,740,091
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class A (d)	1.190%	01/15/27	2,821,876	2,734,933
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class B (d)	2.020%	02/16/27	2,223,000	2,019,030
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C (d)	9.840%	03/15/29	7,400,000	7,650,834
CarNow Auto Receivables Trust, Series 2021-1A, Class C (d)	2.160%	02/17/26	500,000	490,369
CarNow Auto Receivables Trust, Series 2021-1A, Class D (d)	3.640%	02/17/26	2,250,000	2,150,850

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Securitized - 76.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 5.8% (Continued)
CarNow Auto Receivables Trust, Series 2023-1A, Class B (d)	6.950%	03/16/26	$3,000,000	$2,989,781
CarNow Auto Receivables Trust, Series 2021-1A, Class E (d)	5.120%	07/15/27	2,500,000	2,396,695
CarNow Auto Receivables Trust, Series 2023-1A, Class D (d)	7.990%	02/15/28	3,500,000	3,447,926
Chase Credit Linked Notes, Series 2021-3, Class D (d)	1.009%	02/26/29	1,293,147	1,218,767
Chase Credit Linked Notes, Series 2021-3, Class E (d)	2.102%	02/26/29	1,077,622	1,013,113
CIG Auto Receivables Trust, Series 2020-1, Class D (d)	2.350%	01/12/26	2,400,000	2,331,064
Credito Real USA Auto Receivable, Series 2021-1, Class A (d)	1.350%	02/16/27	1,404,399	1,379,884
FHF Trust, Series 2020-1, Class B (d)	3.100%	09/15/25	2,176,336	2,163,607
FHF Trust, Series 2021-2A, Class A (d)	0.830%	12/15/26	3,222,588	3,068,763
FHF Trust, Series 2021-1, Class A (d)	1.270%	03/15/27	996,387	956,972
FHF Trust, Series 2021-2A, Class B (d)	1.630%	09/15/27	10,900,000	9,755,929
JPMorgan Chase Bank, NA, Series 2020-1, Class D (d)	1.886%	01/25/28	205,245	203,186
JPMorgan Chase Bank, NA, Series 2021-2, Class E (d)	2.280%	12/26/28	705,572	678,636
OneMain Direct Auto Receivables, Series 2019-1, Class D (d)	4.680%	04/14/31	5,500,000	5,053,337
Prestige Auto Receivables Trust, Series 2018-1A, Class D (d)	4.140%	10/15/24	2,289,704	2,285,889
Veros Auto Receivables Trust, Series 2021-1, Class B (d)	1.490%	10/15/26	4,500,000	4,308,620
Veros Auto Receivables Trust, Series 2021-1, Class C (d)	3.640%	08/15/28	5,000,000	4,669,978
				76,600,689
CRE/CLO - 7.6%
A10 Securitization, Series 2021-D, Class D (d)(e)	4.409%	10/01/38	7,546,818	6,867,083
A10 Securitization, Series 2021-D, Class E (d)(e)	4.937%	10/01/38	3,575,985	3,204,848
A10 Securitization, Series 2020-C, Class B (d)(e)	2.617%	08/15/40	689,424	689,400

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Securitized - 76.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 7.6% (Continued)
A10 Securitization, Series 2020-C, Class C (d)(e)	3.363%	08/15/40	$2,800,000	$2,775,956
A10 Securitization, Series 2020-C, Class D (d)(e)	4.129%	08/15/40	1,950,000	1,892,572
A10 Securitization, Series 2020-C, Class E (d)(e)	5.465%	08/15/40	1,050,000	997,515
Acre Commercial Mortgage Trust, Series 2021-FL4, Class A (1* 1MO LIBOR + 83) (d)	5.591%	12/18/37	2,939,954	2,887,881
Acre Commercial Mortgage Trust, Series 2021-FL4, Class D (1* 1MO LIBOR + 260) (a)(d)	7.361%	12/18/37	6,000,000	5,544,948
Acre Commercial Mortgage Trust, Series 2021-FL4, Class E (1* 1MO LIBOR + 310) (a)(d)	7.861%	12/18/37	2,000,000	1,899,820
ACREC, LLC, Series 2023-FL2, Class C (1* TSFR1M + 428) (a)(d)	8.972%	02/19/38	2,450,000	2,414,299
Arbor Realty Collateralized Loan, Series 2022-FL1, Class D (1* SOFR30A + 300) (a)(d)	7.558%	01/15/37	4,750,000	4,321,825
AREIT CRE Trust, Series 2021-CRE5, Class A (1* 1MO LIBOR + 108) (a)(d)	5.681%	11/17/38	1,212,652	1,184,446
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class D (1* 1MO LIBOR + 375) (a)(d)	8.338%	08/15/32	1,374,049	1,362,697
BDS Ltd., Series 2021-FL8, Class D (1* 1MO LIBOR + 300) (a)(d)	6.661%	01/18/36	2,750,000	2,529,249
BDS Ltd., Series 2021-FL8, Class E (1* 1MO LIBOR + 225) (a)(d)	7.011%	01/18/36	1,750,000	1,604,519
BXMT Ltd., Series 2020-FL2, Class D (1* 1MO LIBOR + 195) (a)(d)	6.628%	02/15/38	4,725,000	4,269,926
BXMT Ltd., Series 2020-FL2, Class E (1* 1MO LIBOR + 205) (a)(d)	6.728%	02/15/38	3,500,000	3,136,560
BXMT Ltd., Series 2021-FL4, Class D (1* 1MO LIBOR + 225) (a)(d)	6.838%	05/15/38	8,250,000	7,202,992
LoanCore Issuer Ltd., Series 2019-CRE3, Class D (1* 1MO LIBOR + 250) (a)(d)	7.088%	04/15/34	7,200,000	7,106,897
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class A (1* TSFR1M + 96) (a)(d)	5.526%	07/15/36	1,223,677	1,197,939

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Securitized - 76.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 7.6% (Continued)
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class AS (1* TSFR1M + 131) (a)(d)	5.876%	07/15/36	$1,904,000	$1,838,937
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL7, Class AS (1* 1MO LIBOR + 145) (a)(d)	6.041%	10/16/36	2,850,000	2,737,833
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL8, Class B (1* SOFR30A + 195) (a)(d)	6.510%	02/19/37	3,500,000	3,292,030
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL10, Class C (1* TSFR1M + 448) (d)	9.239%	09/17/37	3,250,000	3,216,002
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL10, Class D (1* TSFR1M + 573) (a)(d)	10.485%	09/17/37	1,250,000	1,224,971
PFP Ltd., Series 2021-8, Class A (1* 1MO LIBOR + 100) (a)(d)	5.590%	08/09/37	3,521,902	3,454,679
PFP Ltd., Series 2021-8, Class C (1* 1MO LIBOR + 180) (a)(d)	6.530%	08/09/37	2,000,000	1,860,514
PFP Ltd., Series 2021-7, Class A (1* 1MO LIBOR + 85) (a)(d)	5.438%	04/14/38	520,556	511,409
PFP Ltd., Series 2021-7, Class A-S (1* 1MO LIBOR + 115) (d)	5.738%	04/14/38	2,999,850	2,915,854
PFP Ltd., Series 2021-7, Class D (1* 1MO LIBOR + 240) (a)(d)	6.990%	04/14/38	2,499,875	2,322,947
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class C (1* 1MO LIBOR + 190) (a)(d)	6.406%	07/25/36	1,800,000	1,683,657
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class A (1* 1MO LIBOR + 290) (a)(d)	7.406%	07/25/36	4,500,000	4,073,062
ReadyCap Commercial Mortgage Trust, Series 2021-FL7, Class A (1* 1MO LIBOR + 120) (a)(d)	5.817%	11/25/36	2,161,489	2,108,336

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Securitized - 76.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 7.6% (Continued)
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class A (1* 1MO LIBOR + 108) (a)(d)	5.764%	09/15/36	$1,272,180	$1,241,024
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class C (1* 1MO LIBOR + 215) (a)(d)	6.834%	09/15/36	3,800,000	3,517,462
				99,090,089
Credit Cards - 9.8%
Brex Commercial Charge Card Master Trust, Series 2022-1, Class A (d)	4.630%	07/15/25	5,000,000	4,880,394
Continental Credit Card, LLC, Series 2019-1, Class A (d)	3.830%	08/15/26	2,594,380	2,582,375
Continental Credit Card, LLC, Series 2019-1, Class B (d)	4.950%	08/15/26	7,450,000	7,351,556
Continental Credit Card, LLC, Series 2019-1, Class C (d)	6.160%	08/15/26	3,000,000	2,926,339
Continental Credit Card, LLC, Series 2020-A, Class A (d)	2.240%	12/15/28	3,600,000	3,433,542
Continental Credit Card, LLC, Series 2020-A, Class B (d)	3.660%	12/15/28	6,800,000	6,305,136
Continental Credit Card, LLC, Series 2021-A, Class B (d)	3.490%	12/17/29	6,700,000	5,876,381
Continental Credit Card, LLC, Series 2021-A, Class C (d)	4.020%	12/17/29	6,900,000	5,874,577
Continental Credit Card, LLC, Series 2021-A, Class D (d)	6.010%	12/17/29	16,210,000	13,609,248
Continental Credit Card, LLC, Series 2022-A, Class C (d)	9.330%	10/15/30	4,100,000	3,905,362
Continental Credit Card, LLC, Series 2022-A, Class D (d)	12.420%	10/15/30	5,000,000	4,834,102
Genesis Private Label Amortization Trust, Series 2020-1, Class D (d)	6.630%	07/20/30	8,096,893	8,047,383
Genesis Private Label Amortization Trust, Series 2020-1, Class E (d)	9.760%	07/20/30	2,625,000	2,587,197

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Securitized - 76.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards - 9.8% (Continued)
Genesis Sales Finance Master Trust, Series 2021-AA, Class D (d)	2.090%	12/21/26	$2,350,000	$2,161,697
Genesis Sales Finance Master Trust, Series 2021-AA, Class E (d)	3.770%	12/21/26	6,000,000	5,459,170
Genesis Sales Finance Master Trust, Series 2021-AA, Class F (d)	5.590%	12/21/26	4,000,000	3,599,346
Genesis Sales Finance Master Trust, Series 2022-B, Class C (d)	9.530%	09/20/27	5,000,000	5,017,857
Genesis Sales Finance Master Trust, Series 2022-A, Class D (d)	10.970%	09/20/27	4,350,000	4,348,929
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A (d)	2.500%	09/21/26	3,270,000	3,068,637
Mercury Financial Credit Card Master Trust, Series 2022-2A, Class C (d)	10.830%	03/22/27	8,000,000	7,776,948
Mercury Financial Credit Card Master Trust, Series 2022-3A, Class B (d)	10.680%	06/21/27	3,500,000	3,488,945
Mercury Financial Credit Card Master Trust, Series 2022-3A, Class D (d)	17.760%	06/21/27	4,000,000	3,967,459
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B (d)	8.040%	09/20/27	7,000,000	7,002,488
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class D (d)	17.070%	09/20/27	10,000,000	9,921,774
				128,026,842
Equipment - 1.2%
Business Jet Securities, LLC, Series 2020-1, Class B (d)	3.967%	11/15/35	524,605	485,342
Business Jet Securities, LLC, Series 2020-1, Class C (d)	7.142%	11/15/35	863,101	807,302
Business Jet Securities, LLC, Series 2021-1A, Class B (d)	2.918%	04/15/36	1,013,410	932,337
Business Jet Securities, LLC, Series 2021-1A, Class C (d)	5.067%	04/15/36	1,587,676	1,465,425
HPEFS Equipment Trust, Series 2022-1A, Class A3 (d)	1.380%	05/21/29	3,000,000	2,899,840

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Securitized - 76.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Equipment - 1.2% (Continued)
Octane Receivables Trust, Series 2021-1A, Class C (d)	2.230%	11/20/28	$3,000,000	$2,709,798
Post Road Equipment Finance, Series 2021-1A, Class E (d)	4.360%	03/15/29	1,340,000	1,281,685
Stellar Jay Ireland DAC, Series 2021-1, Class B (d)(e)	5.926%	10/15/41	7,433,479	5,649,518
				16,231,247
HECM - 4.1%
Boston Lending Trust, Series 2022-1, Class M2 (d)(e)	2.750%	02/25/62	1,031,932	793,049
Brean Asset Backed Securities, Series 2021-RM2, Class A (d)	1.750%	10/25/61	7,908,348	6,926,178
Brean Asset Backed Securities, Series 2022-RM4, Class M1 (d)(e)	3.000%	07/25/62	1,424,362	982,080
Brean Asset Backed Securities, Series 2023-RM6, Class A2 (d)	5.250%	01/25/63	2,250,000	1,926,424
Cascade Funding Mortgage Trust, Series 2022-HB8, Class A (d)	3.750%	04/25/25	3,042,941	2,975,765
Cascade Funding Mortgage Trust, Series 2022-HB8, Class M3 (d)	3.750%	04/25/25	3,000,000	2,462,610
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M3 (d)	3.849%	10/27/31	3,000,000	2,735,138
Finance of America HECM Buyout Trust, Series 2022-HB1, Class M3 (a)(d)	5.084%	02/25/32	1,600,000	1,410,438
Finance of America HECM Buyout Trust, Series 2022-HB1, Class M5 (d)	7.870%	02/25/32	8,000,000	6,783,997
Finance of America HECM Buyout Trust, Series 2022-HB2, Class M3 (d)	6.000%	08/01/32	6,500,000	5,807,238
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (d)(e)	3.690%	11/25/31	3,000,000	2,502,757
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4 (d)(e)	4.704%	11/25/31	6,350,000	4,851,743
RMF Buyout Issuance Trust, Series 2020-HB1, Class M2 (d)(e)	3.630%	10/25/50	1,000,000	834,537

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Securitized - 76.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 4.1% (Continued)
RMF Proprietary Issuance Trust, Series 2021-2, Class A (d)(f)	2.125%	09/25/61	$7,723,772	$5,715,591
RMF Proprietary Issuance Trust, Series 2021-2, Class M2 (d)	2.125%	09/25/61	2,580,442	1,412,951
RMF Proprietary Issuance Trust, Series 2022-1, Class A (a)(d)	3.000%	01/25/62	961,516	711,635
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (a)(d)	3.750%	06/25/62	2,600,000	1,327,103
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (a)(d)	3.000%	01/25/62	1,600,000	1,039,488
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (d)	3.000%	01/25/62	4,000,000	2,299,583
				53,498,305
Hospitality - 2.1%
BHMS Mortgage Trust, Series 2018-ATLS, Class A (1* 1MO LIBOR + 125) (a)(d)	5.934%	07/15/35	4,700,000	4,519,982
BX Trust, Series 2018-GW, Class C (1* 1MO LIBOR + 198) (a)(d)	5.808%	05/15/35	2,500,000	2,411,924
BX Trust, Series 2018-GW, Class D (1* 1MO LIBOR + 177) (a)(d)	6.358%	05/15/35	1,685,000	1,621,403
BX Trust, Series 2018-GW, Class E (1* 1MO LIBOR + 197) (a)(d)	6.558%	05/15/35	6,000,000	5,758,464
BX Trust, Series 2021-ARIA, Class E (1* 1MO LIBOR + 224) (a)(d)	6.833%	10/15/36	1,850,000	1,664,476
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class B (1* 1MO LIBOR + 125) (a)(d)	5.840%	07/15/25	4,573,863	4,453,037
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class C (1* 1MO LIBOR + 145) (a)(d)	6.040%	07/15/25	3,476,136	3,371,208
Hawaii Hotel Trust, Series 2019-MAUI, Class A (1* 1MO LIBOR + 115) (a)(d)	5.738%	05/15/38	3,850,000	3,753,321
				27,553,815

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Securitized - 76.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Industrial - 0.6%
BX Trust, Series 2021-VOLT, Class D (1* 1MO LIBOR + 165) (a)(d)	6.334%	09/15/36	$6,405,000	$6,019,531
SMR Mortgage Trust, Series 2022-IND, Class D (1* TSFR1M + 395) (a)(d)	8.777%	02/15/39	1,715,563	1,584,858
				7,604,389
Manufactured Housing - 0.1%
Cascade Manuafactured Housing Asset Trust, Series 2019-MH1, Class M (a)(d)	5.985%	11/25/44	1,100,000	1,023,883

Multifamily - 9.0%
FREMF Mortgage Trust, Series 2017-KF39, Class B (1* 1MO LIBOR + 250) (a)(d)	7.169%	11/25/24	3,844,388	3,789,045
FREMF Mortgage Trust, Series 2018-KF42, Class B (1* 1MO LIBOR + 220) (a)(d)	6.774%	12/25/24	968,352	947,764
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* 1MO LIBOR + 215) (a)(d)	6.724%	02/25/25	1,494,342	1,472,648
FREMF Mortgage Trust, Series 2018-KF45, Class B (1* 1MO LIBOR + 195) (a)(d)	6.524%	03/25/25	1,427,078	1,388,534
FREMF Mortgage Trust, Series 2018-KF53, Class B (1* 1MO LIBOR + 205) (a)(d)	6.624%	10/25/25	2,133,604	2,095,988
FREMF Mortgage Trust, Series 2019-KF62, Class B (1* 1MO LIBOR + 205) (a)(d)	6.719%	04/25/26	2,033,495	1,968,691
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* 1MO LIBOR + 215) (a)(d)	6.724%	01/25/28	2,254,710	2,148,624
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* 1MO LIBOR + 190) (a)(d)	6.474%	07/25/28	2,503,081	2,303,698
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* 1MO LIBOR + 225) (a)(d)	6.824%	01/25/29	4,762,119	4,493,017
FREMF Mortgage Trust, Series 2019-KF59, Class B (1* 1MO LIBOR + 235) (a)(d)	7.019%	02/25/29	1,030,960	975,552
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* 1MO LIBOR + 225) (a)(d)	6.919%	08/25/29	5,361,161	5,036,703
MultiFamily Connecticut Avenue, Series 2019-01, Class M10 (1* 1MO LIBOR + 325) (d)	7.867%	10/25/49	4,851,593	4,448,959

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Securitized - 76.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily - 9.0% (Continued)
MultiFamily Connecticut Avenue, Series 2019-01, Class B-10 (1* 1MO LIBOR + 550) (a)(d)	10.117%	10/25/49	$3,000,000	$2,775,978
MultiFamily Connecticut Avenue, Series 2020-01, Class M-7 (1* 1MO LIBOR + 195) (a)(d)	6.567%	03/25/50	465,144	448,688
MultiFamily Connecticut Avenue, Series 2020-01, Class M-10 (1* 1MO LIBOR + 375) (a)(d)	8.367%	03/25/50	5,000,000	4,632,773
MultiFamily Connecticut Avenue, Series 2020-01, Class CE (1* 1MO LIBOR + 750) (a)(d)	12.117%	03/25/50	3,063,000	2,796,804
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M-1 (1* SOFR30A + 180) (a)(d)	6.284%	07/25/41	16,494,381	15,016,148
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 (1* SOFR30A + 335) (d)	7.834%	07/25/41	16,250,000	13,682,515
MultiFamily Structured Credit Risk, Series 2021-MN1, Class M-1 (1* SOFR30A + 200) (a)(d)	6.484%	01/25/51	6,924,219	6,499,183
MultiFamily Structured Credit Risk, Series 2021-MN1, Class M2 (1* SOFR + 400) (a)(d)	8.234%	01/25/51	8,050,000	6,990,525
MultiFamily Structured Credit Risk, Series 2021-MN3, Class M1 (1* SOFR30A + 230) (a)(d)	6.784%	11/25/51	18,638,455	17,538,930
MultiFamily Structured Credit Risk, Series 2021-MN3, Class M2 (1* SOFR + 400) (a)(d)	8.484%	11/25/51	8,400,000	7,240,626
MultiFamily Structured Credit Risk, Series 2021-MN3, Class B1 (1* SOFR + 685) (a)(d)	11.334%	11/25/51	2,500,000	2,133,076
MultiFamily Structured Credit Risk, Series 2022-MN4, Class M1 (1* SOFR30A + 425) (a)(d)	8.734%	05/25/52	6,753,441	6,675,807
				117,500,276

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Securitized - 76.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non-Agency MBS 2.0 - 0.4%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR30A + 155) (a)	6.110%	02/25/50	$2,281,855	$1,901,823
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR30A + 130) (a)(d)	5.860%	03/25/51	1,947,175	1,707,008
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR30A + 180) (a)(d)	6.360%	03/25/51	1,469,640	1,407,946
				5,016,777
Non-Performing Loan - 0.1%
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class M3 (a)(d)	3.086%	11/25/50	1,662,000	1,468,827

Non-QM - 0.4%
Angel Oak Mortgage Trust, Series 2019-1, Class B1 (d)	5.400%	11/25/48	5,250,000	5,060,087
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (a)	4.236%	08/25/34	4,317	3,995
				5,064,082
Residential Transition Loan - 6.6%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (d)	3.280%	01/25/26	9,703,436	9,553,825
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (d)	5.610%	01/25/26	7,359,892	7,263,755
Antler Mortgage Trust, Series 2021-RTL1, Class M (a)(d)	5.438%	05/25/25	16,188,000	14,296,308
Corevest American Finance Ltd., Series 2021-RTL1, Class A2 (d)	3.104%	03/28/29	7,500,000	6,807,910
LHOME Mortgage Trust, Series 2021-RTL1, Class M (a)(d)	4.458%	02/25/26	2,750,000	2,394,486
LHOME Mortgage Trust, Series 2021-RTL2, Class A2 (d)	2.783%	06/25/26	1,500,000	1,340,608
LHOME Mortgage Trust, Series 2021-RTL2, Class M (d)	4.458%	06/25/26	4,000,000	3,411,874

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Securitized - 76.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan - 6.6% (Continued)
LHOME Mortgage Trust, Series 2021-RTL3, Class A2 (d)	3.228%	09/25/26	$8,250,000	$7,340,043
LHOME Mortgage Trust, Series 2021-RTL3, Class M (d)	5.193%	09/25/26	5,000,000	4,251,212
LHOME Mortgage Trust, Series 2022-RTL1, Class M (d)	6.900%	02/25/27	7,250,000	6,569,585
New York Mortgage Trust, Series 2022-BPL1, Class A2 (d)	4.948%	11/25/27	5,500,000	5,177,110
ROC Securities Trust, Series 2021-RTL1, Class A2 (d)	3.351%	08/25/26	5,700,000	5,100,500
ROC Securities Trust, Series 2021-RTL1, Class M (d)	5.682%	08/25/26	6,745,000	5,831,470
Toorak Mortgage Corp., Series 2022-1, Class A2 (d)	4.948%	03/25/29	8,000,000	7,631,181
				86,969,867
Retail - 1.9%
BX Trust, Series 2021-VIEW, Class E (1* 1MO LIBOR + 360) (a)(d)	8.284%	06/15/36	7,640,500	6,944,599
BX Trust, Series 2018-EXCL, Class C (1* 1MO LIBOR + 198) (a)(d)	6.563%	09/15/37	1,304,780	1,277,478
Credit Suisse Mortgage Trust, Series 2018-SITE, Class C (a)(d)	4.782%	04/15/36	4,575,000	4,331,621
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class A (1* 1MO LIBOR + 115) (d)	5.834%	02/15/40	2,995,227	2,830,784
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* 1MO LIBOR + 180) (a)(d)	6.484%	02/15/40	2,318,006	2,106,436
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* 1MO LIBOR + 250) (a)(d)	7.184%	02/15/40	1,958,033	1,743,766
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class E (1* 1MO LIBOR + 365) (a)(d)	8.334%	02/15/40	6,226,800	5,490,518
				24,725,202
Single Family Rental - 1.1%
AMSR Trust, Series 2020-SFR2, Class G (d)	4.000%	07/17/37	500,000	457,494
Home Partners of America Trust, Series 2021-2, Class D (d)	2.652%	12/17/26	6,293,606	5,556,090

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Securitized - 76.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Single Family Rental - 1.1% (Continued)
Progress Residential Trust, Series 2020-SFR1, Class A (d)	1.732%	04/17/37	$6,977,796	$6,494,463
Progress Residential Trust, Series 2021-SFR1, Class B (d)	1.303%	04/17/38	3,000,000	2,627,349
				15,135,396
Small Business - 4.3%
Credibility Asset Securitization, Series 2021-1A, Class A (d)	2.390%	04/15/26	12,000,000	11,343,064
Credibility Asset Securitization, Series 2021-1A, Class C (d)	3.380%	04/15/26	3,650,000	3,354,697
Credibility Asset Securitization, Series 2021-1A, Class B (d)	5.930%	04/15/26	2,676,000	2,463,382
FORA Financial Asset Securitization, Series 2021-1A, Class A (d)	2.620%	05/15/27	11,000,000	10,188,952
FORA Financial Asset Securitization, Series 2021-1A, Class B (d)	2.970%	05/15/27	2,600,000	2,405,569
FORA Financial Asset Securitization, Series 2021-1A, Class C (d)	3.850%	05/15/27	3,000,000	2,769,307
Newtek Small Business Loan Trust, Series 2018-1, Class A (1* Prime - 55) (a)(d)	7.450%	02/25/44	652,428	643,450
Newtek Small Business Loan Trust, Series 2018-1, Class B (1* Prime + 75) (a)(d)	8.750%	02/25/44	1,435,341	1,421,202
Newtek Small Business Loan Trust, Series 2019-01, Class A (1* Prime - 90) (a)(d)	7.100%	12/25/44	1,691,371	1,659,186
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (a)(d)	8.250%	10/25/49	2,728,925	2,698,191
OnDeck Asset Securitization Trust, Series 2021-1A, Class B (d)	2.280%	05/17/27	3,500,000	3,173,774
OnDeck Asset Securitization Trust, Series 2021-1A, Class C (d)	2.970%	05/17/27	3,250,000	2,904,775
OnDeck Asset Securitization Trust, Series 2021-1A, Class D (d)	4.940%	05/17/27	5,500,000	4,847,778
Small Business Lending Trust, Series 2020-A, Class C (d)	5.010%	12/15/26	7,179,172	6,994,946
				56,868,273

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Securitized - 76.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 0.7%
College Ave Student Loans, Series 2018-A, Class B (d)	4.750%	12/26/47	$868,591	$800,487
College Ave Student Loans, Series 2018-A, Class C (d)	5.500%	12/26/47	529,609	495,987
College Ave Student Loans, Series 2019-A, Class C (d)	4.460%	12/28/48	2,760,526	2,520,532
College Ave Student Loans, Series 2021-A, Class B (d)	2.320%	07/25/51	1,758,822	1,555,962
College Ave Student Loans, Series 2021-A, Class D (d)	4.120%	07/25/51	1,250,000	1,121,679
CommonBond Student Loan Trust, Series 2017-BGS, Class C (d)	4.440%	09/25/42	208,008	181,438
Laurel Road Prime Student Loan, Series 2019-A, Class BFX (d)	3.000%	10/25/48	1,842,377	1,699,451
Prodigy Finance, Series 2021-1A, Class A (1* 1MO LIBOR + 125) (a)(d)	5.867%	07/25/51	1,137,582	1,109,125
				9,484,661
Unsecured Consumer - 11.5%
Affirm, Inc., Series 2022-Z1, Class A (d)	4.550%	06/15/27	6,734,610	6,633,309
Affirm, Inc., Series 2022-Z1, Class B (d)	6.490%	06/15/27	2,500,000	2,370,492
Avant Loans Funding Trust, Series 2021-REV1, Class C (d)	2.300%	07/15/30	10,750,000	9,923,538
Conn Funding II, LP, Series 2022-A, Class B (d)	9.520%	12/15/26	4,000,000	3,985,087
Freedom Financial Trust, Series 2021-3FP, Class C (d)	1.600%	11/20/28	5,300,000	5,134,612
Freedom Financial Trust, Series 2022-3FP, Class D (d)	7.360%	08/20/29	8,500,000	8,218,072
LendingPoint Asset Securitization, Series 2022-C, Class D (d)	10.730%	02/15/30	4,920,000	4,628,154
Lendmark Funding Trust, Series 2020-2A, Class C (d)	4.690%	04/21/31	1,000,000	865,099
Mariner Finance Issuance Trust, Series 2019-A, Class C (d)	4.010%	07/20/32	2,560,000	2,464,714
Mariner Finance Issuance Trust, Series 2020-A, Class D (d)	5.750%	08/21/34	8,230,000	7,209,791

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Securitized - 76.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 11.5% (Continued)
Mariner Finance Issuance Trust, Series 2021-AA, Class D (d)	4.340%	03/20/36	$1,850,000	$1,504,775
Oportun Funding XIV, LLC, Series 2021-A, Class C (d)	3.440%	03/08/28	6,675,000	6,318,382
Oportun Funding, LLC, Series 2022-1, Class C (d)	6.000%	06/15/29	9,000,000	8,664,933
Oportun Funding, LLC, Series 2022-2, Class A (d)	5.940%	10/09/29	6,727,486	6,692,846
Oportun Funding, LLC, Series 2021-B, Class A (d)	1.470%	05/08/31	3,500,000	3,159,739
Oportun Funding, LLC, Series 2021-B, Class C (d)	3.650%	05/08/31	8,350,000	7,441,414
Oportun Funding, LLC, Series 2021-B, Class D (d)	5.410%	05/08/31	7,650,000	6,538,681
Oportun Funding, LLC, Series 2022-A, Class C (d)	7.400%	06/09/31	7,600,000	7,203,492
Oportun Funding, LLC, Series 2022-A, Class D (d)	8.500%	06/09/31	1,500,000	1,276,166
Oportun Funding, LLC, Series 2021-C, Class B (d)	2.670%	10/08/31	7,500,000	6,603,761
Oportun Funding, LLC, Series 2021-C, Class C (d)	3.610%	10/08/31	3,750,000	3,272,850
Oportun Funding, LLC, Series 2021-C, Class D (d)	5.570%	10/08/31	3,500,000	2,967,141
Prosper Marketplace Issuance Trust, Series 2019-3A, Class CERT (a)(d)	0.000%	07/15/25	81,061,702	400,039
Reach Financial, LLC, Series 2021-1A, Class B (d)	2.170%	05/15/29	3,800,000	3,473,529
Reach Financial, LLC, Series 2021-1A, Class C (d)	3.540%	05/15/29	6,700,000	5,900,779
Regional Management Issuance Trust, Series 2020-1, Class A (d)	2.340%	10/15/30	2,000,000	1,915,806
Regional Management Issuance Trust, Series 2020-1, Class B (d)	3.230%	10/15/30	2,500,000	2,301,365

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Securitized - 76.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 11.5% (Continued)
Regional Management Issuance Trust, Series 2021-1, Class B (d)	2.420%	03/17/31	$895,000	$797,321
Regional Management Issuance Trust, Series 2021-1, Class C (d)	3.040%	03/17/31	4,650,000	4,011,991
Regional Mortgage Issuance Trust, Series 2021-1, Class D (d)	5.070%	03/17/31	1,300,000	1,116,681
Upgrade Master Pass-Through Trust, Series 2019-ST1, Class A (d)	4.000%	07/15/25	6,403	6,391
Upgrade Master Pass-Through Trust, Series 2019-ST3, Class A (d)	3.750%	11/15/25	60,281	60,171
Upstart Pass-Through Trust, Series 2020-ST5, Class A (d)	3.000%	12/20/26	806,344	772,075
Upstart Pass-Through Trust, Series 2021-ST1, Class A (d)	2.750%	02/20/27	900,143	859,715
Upstart Pass-Through Trust, Series 2021-ST2, Class A (d)	2.500%	04/20/27	3,001,804	2,855,601
Upstart Pass-Through Trust, Series 2021-ST4, Class A (d)	2.000%	07/20/27	6,644,585	6,178,932
Upstart Pass-Through Trust, Series 2022-ST1, Class A (d)	2.600%	03/20/30	2,260,789	2,134,965
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A (d)	4.250%	06/17/30	4,213,237	4,053,633
				149,916,042

Total Securitized (Cost $1,068,206,413)				$999,663,916

Treasury - 5.2%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Notes (b)	0.125%	10/15/23	$10,000,000	$9,756,641
U.S. Treasury Notes (b)	2.750%	11/15/23	10,000,000	9,874,609
U.S. Treasury Notes (b)	2.625%	12/31/23	10,000,000	9,850,000
U.S. Treasury Notes	1.750%	06/30/24	15,000,000	14,513,672
U.S. Treasury Notes (b)	0.375%	09/15/24	10,000,000	9,448,047
U.S. Treasury Notes (b)	0.625%	10/15/24	10,000,000	9,457,813

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Treasury - 5.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Notes	0.750%	11/15/24	$5,000,000	$4,726,758
Total Treasury (Cost $70,379,478)				$67,627,540

Registered Investment Companies - 14.2%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund - Premier Class, 4.97% (g)	163,085,164	$163,117,781
State Street Navigator Securities Lending Portfolio I, 4.72% (g)(h)	23,123,005	23,123,005
Total Registered Investment Companies (Cost $186,253,266)		$186,240,786

Total Investment Securities - 101.2% (Cost $1,397,825,721)		$1,323,466,421

Liabilities in Excess of Other Assets - (1.2)%		(15,499,732)

Net Assets - 100.0%		$1,307,966,689

(a)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2023. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2023 was $41,621,088.
(c)	Percentage rounds to less than 0.1%.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of March 31, 2023 was $986,923,731, representing 75.5% of net assets.
(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of March 31, 2023 was $32,041,058, representing 2.4% of net assets.
(f)	Security value has been determined in good faith by the Board of Trustees. The total value of such securities was $5,715,591 as of March 31, 2023, representing 0.4% of net assets.
(g)	The rate shown is the 7-day effective yield as of March 31, 2023.
(h)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $19,504,000.

IO -	Interest Only
LIBOR -	London Interbank Offered Rate
NA -	National Association
PO -	Principal Only
Prime -	Short-term interest rate in the banking system of the U.S.
SOFR -	Secured Overnight Financing Rate
TSFR -	CME Term SOFR

Diamond Hill Core Bond Fund

Schedule of Investments

March 31, 2023 (Unaudited)

Corporate Credit - 17.1%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 6.4%
American Express Co.	2.250%	03/04/25	$400,000	$380,990
American Express Co.	3.950%	08/01/25	525,000	514,791
American Express Co. (a)	5.850%	11/05/27	250,000	262,292
Bank of America Corp.	1.486%	05/19/24	655,000	651,363
Bank of America Corp. (1* 3MO LIBOR + 97) (a)(b)	3.458%	03/15/25	975,000	954,462
Bank of America Corp. (1* 3MO LIBOR + 64) (b)	2.015%	02/13/26	400,000	374,760
Bank of America Corp. (1* SOFR + 115) (b)	1.319%	06/19/26	150,000	137,116
Bank of America Corp. (1* 3MO LIBOR + 158) (b)	3.824%	01/20/28	100,000	95,540
Bank of America Corp. (b)	4.948%	07/22/28	175,000	173,998
Bank of America Corp. (b)	6.204%	11/10/28	250,000	261,345
Bank of America Corp. (1* 3MO LIBOR + 104) (b)	3.419%	12/20/28	750,000	697,183
Bank of America Corp. (b)	3.194%	07/23/30	1,500,000	1,333,154
Bank of America Corp. (3MO LIBOR + 119) (b)	2.884%	10/22/30	1,000,000	869,832
Bank of America Corp. (1* SOFR + 215) (b)	2.592%	04/29/31	450,000	381,088
Bank of America Corp. (a)(b)	4.571%	04/27/33	700,000	666,330
Bank of America Corp. (a)(b)	5.015%	07/22/33	1,000,000	988,927
Bank of Montreal France	0.949%	01/22/27	630,000	562,878
Bank of Nova Scotia	3.450%	04/11/25	200,000	194,005
Bank of NY Mellon Corp.	2.050%	01/26/27	650,000	586,371
Bank of NY Mellon Corp. (b)	5.834%	10/25/33	500,000	533,936
Capital One Financial Corp.	1.878%	11/02/27	1,000,000	860,898
Capital One Financial Corp.	5.468%	02/01/29	500,000	487,286
Citigroup, Inc. (1* 3MO LIBOR + 90) (b)	3.352%	04/24/25	200,000	194,920
Citigroup, Inc.	3.300%	04/27/25	100,000	96,494
Citigroup, Inc.	0.981%	05/01/25	500,000	475,006
Citigroup, Inc. (1* 3MO LIBOR + 125) (b)	6.004%	07/01/26	100,000	100,021
Citigroup, Inc. (1* 3MO LIBOR + 156) (b)	3.887%	01/10/28	900,000	859,896
Citigroup, Inc. (b)	3.070%	02/24/28	800,000	743,768
Citigroup, Inc.	4.125%	07/25/28	150,000	141,611
Citigroup, Inc. (1* SOFR + 142) (b)	2.976%	11/05/30	2,380,000	2,083,863
Citigroup, Inc. (b)	2.666%	01/29/31	900,000	768,157

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Corporate Credit - 17.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 6.4% (Continued)
Citizens Bank NA	4.575%	08/09/28	$1,350,000	$1,225,697
Comerica Bank, Series BKNT	2.500%	07/23/24	250,000	230,822
Cooperative Rabobank UA (a)(c)	2.625%	07/22/24	250,000	241,778
Discover Bank	4.650%	09/13/28	700,000	661,319
Discover Bank	2.700%	02/06/30	250,000	202,657
Discover Financial Services	4.100%	02/09/27	100,000	94,583
Fifth Third Bancorp	2.375%	01/28/25	275,000	255,806
Fifth Third Bancorp	1.707%	11/01/27	450,000	380,135
Fifth Third Bancorp (b)	6.361%	10/27/28	500,000	503,279
First Horizon Bank	5.750%	05/01/30	250,000	234,911
Goldman Sachs Group, Inc.	0.657%	09/10/24	375,000	366,519
Goldman Sachs Group, Inc.	3.500%	11/16/26	350,000	334,265
Goldman Sachs Group, Inc. (1* SOFR + 79) (b)	1.093%	12/09/26	250,000	223,889
Goldman Sachs Group, Inc. (3MO LIBOR + 130) (b)	4.223%	05/01/29	650,000	622,891
Goldman Sachs Group, Inc.	3.800%	03/15/30	500,000	465,585
Goldman Sachs Group, Inc. (1* SOFR + 128) (b)	2.615%	04/22/32	2,700,000	2,249,073
Huntington Bancshares, Inc. (a)	2.625%	08/06/24	125,000	117,192
Huntington Bancshares, Inc.	4.443%	08/04/28	750,000	687,968
Huntington Bancshares, Inc. (a)	5.023%	05/17/33	400,000	364,103
JPMorgan Chase & Co.	2.595%	02/24/26	200,000	189,540
JPMorgan Chase & Co. (1* SOFR + 80) (b)	1.045%	11/19/26	500,000	446,184
JPMorgan Chase & Co. (1* SOFR + 89) (b)	1.578%	04/22/27	400,000	359,390
JPMorgan Chase & Co. (b)	1.470%	09/22/27	1,200,000	1,058,291
JPMorgan Chase & Co. (1* 3MO LIBOR + 134) (b)	3.782%	02/01/28	100,000	95,615
JPMorgan Chase & Co. (1* 3MO LIBOR + 95) (b)	3.509%	01/23/29	1,425,000	1,333,308
JPMorgan Chase & Co. (b)	3.702%	05/06/30	1,500,000	1,394,379
JPMorgan Chase & Co. (1* SOFR + 151) (b)	2.739%	10/15/30	450,000	392,836
JPMorgan Chase & Co. (1* SOFR + 204) (a)(b)	2.522%	04/22/31	750,000	641,151
JPMorgan Chase & Co. (a)(b)	2.545%	11/08/32	475,000	393,820
KeyBank NA	4.700%	01/26/26	250,000	239,919
KeyBank NA (1* SOFR + 34) (a)(b)	5.170%	01/03/24	500,000	491,211
KeyBank NA (a)	4.150%	08/08/25	250,000	236,367

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Corporate Credit - 17.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 6.4% (Continued)
KeyCorp (a)	2.550%	10/01/29	$385,000	$307,626
KeyCorp (b)	4.789%	06/01/33	300,000	268,596
M&T Bank Trust Co.	5.400%	11/21/25	600,000	579,371
Morgan Stanley (1* SOFR + 46) (b)	4.425%	01/25/24	500,000	498,460
Morgan Stanley (1* 3MO LIBOR + 85) (b)	3.737%	04/24/24	100,000	99,822
Morgan Stanley	3.620%	04/17/25	100,000	98,168
Morgan Stanley	3.875%	01/27/26	500,000	487,927
Morgan Stanley (a)	3.125%	07/27/26	100,000	94,704
Morgan Stanley	3.625%	01/20/27	100,000	96,244
Morgan Stanley (b)	4.431%	01/23/30	1,000,000	964,516
Morgan Stanley, Series GMTN (1* SOFR + 114) (b)	2.699%	01/22/31	175,000	150,711
Morgan Stanley (1* SOFR + 103) (b)	1.794%	02/13/32	1,000,000	785,060
Morgan Stanley (b)	1.928%	04/28/32	750,000	590,028
Morgan Stanley (b)	4.889%	07/20/33	1,000,000	982,919
PNC Bank NA (a)	2.700%	10/22/29	250,000	214,723
PNC Financial Services Group, Inc. (The) (a)	2.600%	07/23/26	250,000	231,009
PNC Financial Services Group, Inc. (The) (b)	6.037%	10/28/33	850,000	894,354
Regions Financial Corp.	2.250%	05/18/25	275,000	252,976
Royal Bank of Canada	1.150%	06/10/25	365,000	335,851
Royal Bank of Canada (a)	1.150%	07/14/26	200,000	179,341
Royal Bank of Canada (a)	4.900%	01/12/28	500,000	500,051
Royal Bank of Canada (a)	3.875%	05/04/32	300,000	277,184
State Street Corp. (1* SOFR + 94) (b)	2.354%	11/01/25	175,000	167,339
State Street Corp.	4.421%	05/13/33	200,000	191,124
State Street Corp. (b)	4.164%	08/04/33	100,000	94,075
Toronto-Dominion Bank (The)	0.750%	01/06/26	350,000	311,587
Toronto-Dominion Bank (The) (a)	1.200%	06/03/26	700,000	623,733
Toronto-Dominion Bank (The) (a)	5.156%	01/10/28	500,000	505,265
Toronto-Dominion Bank (The) (a)	3.200%	03/10/32	236,000	206,503
Truist Financial Corp.	5.900%	10/28/26	250,000	249,231
Truist Financial Corp. (b)	4.873%	01/26/29	500,000	487,532
Truist Financial Corp.	1.887%	06/07/29	1,000,000	835,044
US Bancorp	2.400%	07/30/24	100,000	96,127
US Bancorp (b)	2.215%	01/27/28	800,000	718,384

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Corporate Credit - 17.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 6.4% (Continued)
US Bancorp (b)	4.548%	07/22/28	$300,000	$292,320
US Bancorp (b)	4.839%	02/01/34	1,000,000	970,325
Wells Fargo & Co.	2.164%	02/11/26	1,050,000	987,692
Wells Fargo & Co. (1* SOFR + 200) (b)	2.188%	04/30/26	500,000	468,580
Wells Fargo & Co. (1* SOFR + 210) (b)	2.393%	06/02/28	650,000	585,298
Wells Fargo & Co. (b)	2.879%	10/30/30	1,500,000	1,303,526
Wells Fargo & Co. (b)	3.350%	03/02/33	1,450,000	1,256,788
				53,406,878
Basic Industry - 0.2%
FMC Corp.	3.450%	10/01/29	300,000	271,808
Nucor Corp., CV	2.000%	06/01/25	250,000	235,068
Nucor Corp.	3.125%	04/01/32	250,000	221,043
PPG Industries, Inc.	2.400%	08/15/24	110,000	106,497
PPG Industries, Inc.	2.550%	06/15/30	300,000	258,900
Sherwin Williams Co.	3.300%	02/01/25	350,000	340,789
Sherwin-Williams Co.	2.300%	05/15/30	250,000	212,146
				1,646,251
Brokerage Asset Managers Exchanges - 0.3%
Ameriprise Financial, Inc.	3.000%	04/02/25	250,000	240,412
Ameriprise Financial, Inc.	4.500%	05/13/32	400,000	382,958
Ameriprise Financial, Inc.	5.150%	05/15/33	400,000	398,822
CBOE Global Markets, Inc.	3.650%	01/12/27	100,000	96,506
Charles Schwab Corp. (The) (a)	0.900%	03/11/26	500,000	438,363
Intercontinental Exchange, Inc.	4.950%	06/15/52	875,000	844,939
				2,402,000
Capital Goods - 0.5%
Carrier Global Corp.	2.700%	02/15/31	250,000	215,030
John Deere Capital Corp.	4.850%	10/11/29	350,000	361,396
John Deere Capital Corp. (a)	4.350%	09/15/32	400,000	399,272
Johnson Controls International plc	2.000%	09/16/31	500,000	407,456
L3 Harris Technologies, Inc.	3.850%	12/15/26	50,000	48,739
Lennox International, Inc.	3.000%	11/15/23	100,000	98,545
Lockheed Martin Corp. (a)	5.250%	01/15/33	425,000	453,809
Republic Services, Inc.	2.500%	08/15/24	200,000	193,738

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Corporate Credit - 17.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Capital Goods - 0.5% (Continued)
Waste Management, Inc., Series 19-SFR4, Class A (a)	3.125%	03/01/25	$400,000	$389,386
Waste Management, Inc. (a)	1.150%	03/15/28	300,000	257,014
Waste Management, Inc.	4.625%	02/15/30	875,000	875,473
				3,699,858
Communications - 1.1%
American Tower Corp.	1.450%	09/15/26	300,000	266,709
American Tower Corp.	2.100%	06/15/30	200,000	163,405
AT&T, Inc.	2.300%	06/01/27	650,000	595,668
AT&T, Inc.	2.550%	12/01/33	114,000	91,696
AT&T, Inc.	4.500%	05/15/35	100,000	93,676
AT&T, Inc.	4.300%	12/15/42	500,000	435,154
AT&T, Inc.	3.650%	06/01/51	1,000,000	757,434
British Telecommunications plc (a)(c)	3.250%	11/08/29	275,000	248,129
Comcast Corp.	5.350%	11/15/27	450,000	468,530
Comcast Corp.	2.650%	02/01/30	100,000	89,083
Comcast Corp.	1.950%	01/15/31	1,025,000	852,894
Comcast Corp.	3.969%	11/01/47	144,000	121,050
Deutsche Telekom International Finance BV (c)	4.750%	06/21/38	100,000	94,056
Fox Corp.	4.030%	01/25/24	50,000	49,456
Netflix, Inc., Class B	6.375%	05/15/29	350,000	374,745
T Mobile USA, Inc.	5.650%	01/15/53	400,000	409,687
T-Mobile USA, Inc.	3.375%	04/15/29	700,000	638,181
Verizon Communications, Inc. (1* 3MO LIBOR + 110) (b)	5.964%	05/15/25	100,000	100,188
Verizon Communications, Inc. (a)	4.125%	03/16/27	100,000	99,114
Verizon Communications, Inc.	3.000%	03/22/27	120,000	114,006
Verizon Communications, Inc.	1.750%	01/20/31	500,000	403,296
Verizon Communications, Inc.	2.355%	03/15/32	1,237,000	1,014,833
Verizon Communications, Inc.	4.500%	08/10/33	550,000	531,440
Walt Disney Co. (The)	2.000%	09/01/29	550,000	477,361
Walt Disney Co. (The) (a)	3.800%	03/22/30	100,000	96,410
WarnerMedia Holdings, Inc. (c)	4.279%	03/15/32	800,000	714,238
				9,300,439

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Corporate Credit - 17.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Cyclical - 1.2%
Amazon.com, Inc. (a)	3.450%	04/13/29	$675,000	$649,391
BMW US Capital, LLC (c)	3.900%	04/09/25	300,000	294,752
CVS Health Corp.	5.125%	02/21/30	500,000	506,849
CVS Health Corp.	3.750%	04/01/30	500,000	467,747
CVS Health Corp.	5.050%	03/25/48	250,000	233,877
Dollar General Corp.	5.000%	11/01/32	500,000	502,077
Expedia Group, Inc.	3.250%	02/15/30	500,000	433,299
Ford Motor Co. (a)	4.346%	12/08/26	100,000	97,158
General Motors Co.	5.400%	10/15/29	1,500,000	1,486,331
Home Depot, Inc. (a)	4.500%	09/15/32	400,000	402,879
Honda Motor Co. (a)	2.534%	03/10/27	200,000	187,283
Lowes Cos., Inc.	2.625%	04/01/31	950,000	811,965
Lowes Cos., Inc.	5.500%	10/15/35	600,000	613,357
Lowes Cos., Inc. (a)	5.625%	04/15/53	750,000	752,448
Mercedes-Benz Financing (c)	4.800%	03/30/28	500,000	501,473
Ross Stores, Inc.	1.875%	04/15/31	400,000	322,712
Toyota Motor Credit Corp.	0.500%	06/18/24	500,000	475,820
Toyota Motor Credit Corp.	0.800%	01/09/26	300,000	271,726
Toyota Motor Credit Corp. (a)	4.625%	01/12/28	350,000	354,855
Toyota Motor Credit Corp.	4.450%	06/29/29	300,000	302,252
Walgreens Boots Alliance, Inc. (a)	3.200%	04/15/30	250,000	219,821
Walmart, Inc.	4.150%	09/09/32	400,000	403,095
				10,291,167
Consumer Non-Cyclical - 1.3%
Abbott Laboratories	4.750%	11/30/36	100,000	103,877
AbbVie, Inc.	3.800%	03/15/25	637,000	626,610
AbbVie, Inc.	3.600%	05/14/25	500,000	490,456
AbbVie, Inc.	2.950%	11/21/26	335,000	318,748
AbbVie, Inc.	3.200%	11/21/29	750,000	696,015
AbbVie, Inc.	4.550%	03/15/35	100,000	97,777
Amgen, Inc.	1.900%	02/21/25	310,000	293,612
Amgen, Inc. (a)	3.000%	02/22/29	500,000	459,844
Amgen, Inc.	4.200%	03/01/33	400,000	383,410
Amgen, Inc.	5.600%	03/02/43	425,000	437,877
Anheuser-Busch Cos., LLC	4.700%	02/01/36	1,900,000	1,892,068

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Corporate Credit - 17.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Non-Cyclical - 1.3% (Continued)
Anheuser-Busch InBev SA/NV	3.500%	06/01/30	$300,000	$282,846
Baxter International, Inc.	1.915%	02/01/27	300,000	268,429
Bristol-Myers Squibb Co.	2.950%	03/15/32	300,000	270,448
Coca-Cola Co. (The)	1.650%	06/01/30	1,000,000	846,320
Colgate-Palmolive Co.	4.600%	03/01/33	450,000	467,156
Constellation Brands, Inc.	3.150%	08/01/29	775,000	708,562
Kroger Co. (The)	2.650%	10/15/26	100,000	93,893
Kroger Co. (The)	2.200%	05/01/30	125,000	104,771
Kroger Co. (The)	1.700%	01/15/31	550,000	437,593
Laboratory Corp. of American Holdings	1.550%	06/01/26	375,000	335,735
Mondelez International, Inc. (c)	1.250%	09/24/26	300,000	267,020
Mondelez International, Inc. (a)	3.000%	03/17/32	300,000	264,067
Zoetis, Inc., Series 4006	2.000%	05/15/30	525,000	441,369
Zoetis, Inc.	5.600%	11/16/32	425,000	453,252
				11,041,755
Electric - 1.4%
Ameren Corp.	2.500%	09/15/24	130,000	124,845
American Electric Power, Inc.	1.000%	11/01/25	500,000	453,871
CMS Energy Corp.	2.950%	02/15/27	100,000	93,079
Dominion Energy, Inc.	1.450%	04/15/26	750,000	675,409
DTE Electric Co.	5.200%	04/01/33	450,000	464,458
DTE Energy Co., Series C	2.529%	10/01/24	150,000	144,305
DTE Energy Co., Series E (a)	2.850%	10/01/26	100,000	93,437
DTE Energy Co., Series H	2.950%	03/01/30	125,000	109,838
Duke Energy Corp.	4.300%	03/15/28	825,000	808,879
Duke Energy Indiana, LLC	2.750%	04/01/50	370,000	244,433
Duke Energy Ohio, Inc. (a)	5.250%	04/01/33	250,000	257,227
Duke Energy Progress, Inc.	2.000%	08/15/31	600,000	491,495
Florida Power & Light Co. (a)	5.100%	04/01/33	500,000	518,073
Georgia Power Co., Series 2020-A	2.100%	07/30/23	230,000	227,475
Idaho Power Co.	5.500%	03/15/53	900,000	935,344
MidAmerican Energy Co.	3.650%	04/15/29	350,000	333,830
NextEra Energy Cap Holdings, Inc.	4.625%	07/15/27	1,535,000	1,530,867
Northern States Power Co. of Wisconsin	2.250%	04/01/31	500,000	423,959
Oncor Electric Delivery Co., LLC	3.750%	04/01/45	490,000	410,005

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Corporate Credit - 17.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Electric - 1.4% (Continued)
PECO Energy Co.	3.000%	09/15/49	$200,000	$142,740
PPL Electric Utilities	5.000%	05/15/33	900,000	919,325
PPL Electric Utilities Corp.	3.000%	10/01/49	160,000	115,168
Public Service Co. of Colorado	4.500%	06/01/52	400,000	367,434
Public Service Electric & Gas Co.	2.250%	09/15/26	100,000	91,825
Southwestern Electric Power Co.	2.750%	10/01/26	100,000	92,828
WEC Energy Group, Inc.	0.800%	03/15/24	700,000	670,244
Wisconsin Power & Light Co.	1.950%	09/16/31	800,000	646,459
				11,386,852
Energy - 0.7%
BP Capital Markets America	4.812%	02/13/33	800,000	812,291
Coterra Energy, Inc.	3.900%	05/15/27	100,000	95,422
Diamondback Energy, Inc.	3.250%	12/01/26	200,000	189,474
Diamondback Energy, Inc.	6.250%	03/15/53	500,000	517,505
Energy Transfer Operating, LP	4.500%	04/15/24	75,000	74,099
Exxon Mobil Corp.	2.992%	03/19/25	240,000	233,625
Exxon Mobil Corp.	3.043%	03/01/26	250,000	242,645
Helmerich & Payne, Inc.	2.900%	09/29/31	1,650,000	1,369,695
Marathon Petroleum Corp.	5.000%	09/15/54	750,000	645,021
Phillips 66 (c)	2.450%	12/15/24	100,000	95,152
Phillips 66 (c)	3.550%	10/01/26	100,000	95,377
Phillips 66	5.300%	06/30/33	500,000	506,756
Shell International Finance BV	2.375%	11/07/29	645,000	571,960
Shell International Finance BV	6.375%	12/15/38	73,000	84,266
Total Capital International SA	2.829%	01/10/30	120,000	109,440
				5,642,728
Insurance - 1.5%
Athene Global Funding (c)	2.500%	01/14/25	225,000	212,283
Berkshire Hathaway Financial Corp.	4.400%	05/15/42	135,000	129,135
Equitable Financial Life (c)	1.800%	03/08/28	609,000	512,971
Jackson National Life Global Funding (c)	5.500%	01/09/26	800,000	808,844
Lincoln National Corp.	3.625%	12/12/26	100,000	91,458
MassMutual Global Funding (c)	4.150%	08/26/25	500,000	493,868
MassMutual Global Funding (c)	1.200%	07/16/26	400,000	355,503
MassMutual Global Funding (c)	2.150%	03/09/31	500,000	407,880

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Corporate Credit - 17.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance - 1.5% (Continued)
Met Life Global Funding I (c)	4.300%	08/25/29	$1,000,000	$971,806
Met Life Global Funding I (a)(c)	1.550%	01/07/31	900,000	719,716
Met Life Global Funding I (c)	5.150%	03/28/33	500,000	504,046
Met Tower Global Funding (c)	3.700%	06/13/25	350,000	341,209
New York Life Global Funding (c)	2.900%	01/17/24	100,000	98,457
New York Life Global Funding (c)	2.350%	07/14/26	50,000	46,362
New York Life Global Funding (c)	1.200%	08/07/30	1,250,000	984,751
Northwestern Mutual Global Funding (c)	4.000%	07/01/25	400,000	394,139
Northwestern Mutual Global Funding (c)	4.350%	09/15/27	400,000	396,361
Pacific Life Global Fund II (c)	1.450%	01/20/28	500,000	424,770
Pricoa Global Funding (c)	3.450%	09/01/23	160,000	158,698
Principal Life Global Funding II (c)	1.250%	06/23/25	525,000	480,144
Principal Life Global Funding II (a)(c)	0.875%	01/12/26	500,000	445,951
Progressive Corp.	3.200%	03/26/30	240,000	220,248
Protective Life Global Funding (c)	3.218%	03/28/25	285,000	274,226
Protective Life Global Funding (c)	1.900%	07/06/28	650,000	557,603
Protective Life Global Funding (a)(c)	1.737%	09/21/30	1,100,000	859,746
UnitedHealth Group, Inc. (a)	5.350%	02/15/33	250,000	265,698
UnitedHealth Group, Inc. (a)	4.750%	05/15/52	400,000	389,373
UnitedHealth Group, Inc.	5.200%	04/15/63	500,000	506,241
				12,051,487
Natural Gas - 0.1%
Atmos Energy Corp. (a)	2.625%	09/15/29	310,000	277,449
Atmos Energy Corp.	4.125%	03/15/49	885,000	760,419
				1,037,868
Other Utility - 0.1%
American Water Capital Corp.	2.800%	05/01/30	300,000	267,033
American Water Capital Corp.	2.300%	06/01/31	825,000	696,472
				963,505
REITS - 0.5%
Alexandria Real Estate Equities, Inc.	3.950%	01/15/28	100,000	94,665
American Homes 4 Rent	4.250%	02/15/28	100,000	93,833
Boston Properties, LP	2.750%	10/01/26	50,000	43,171
CubeSmart, LP	2.250%	12/15/28	2,100,000	1,802,725
ERP Operating, LP	2.850%	11/01/26	100,000	93,405

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Corporate Credit - 17.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
REITS - 0.5% (Continued)
ERP Operating, LP	2.500%	02/15/30	$150,000	$128,786
Life Storage, LP	3.875%	12/15/27	100,000	94,560
Public Storage	1.850%	05/01/28	800,000	700,159
Realty Income Corp.	3.875%	04/15/25	100,000	97,460
Realty Income Corp.	0.750%	03/15/26	625,000	553,801
Realty Income Corp.	3.000%	01/15/27	100,000	93,394
Spirit Realty, LP	4.450%	09/15/26	100,000	95,865
Spirit Realty, LP (a)	2.100%	03/15/28	250,000	209,955
Spirit Realty, LP	4.000%	07/15/29	60,000	53,764
Spirit Realty, LP	3.200%	02/15/31	250,000	208,129
				4,363,672
Technology - 1.0%
Apple, Inc.	2.200%	09/11/29	250,000	223,696
Apple, Inc. (a)	1.650%	05/11/30	300,000	255,418
Apple, Inc.	4.100%	08/08/62	425,000	378,839
Dell International, LLC/EMC Corp. (a)	5.300%	10/01/29	100,000	100,754
Dell International, LLC/EMC Corp. (a)	5.750%	02/01/33	350,000	352,155
Fidelity National Information Services	1.650%	03/01/28	300,000	256,511
HP, Inc.	4.200%	04/15/32	1,670,000	1,505,335
Intel Corp.	5.125%	02/10/30	400,000	407,383
Mastercard, Inc.	4.850%	03/09/33	1,350,000	1,400,993
Oracle Corp.	2.875%	03/25/31	1,000,000	855,702
Oracle Corp.	3.600%	04/01/40	700,000	543,299
Oracle Corp.	6.900%	11/09/52	250,000	280,217
QUALCOMM, Inc.	6.000%	05/20/53	425,000	482,861
Visa, Inc.	3.150%	12/14/25	800,000	776,959
Xilinx, Inc. (a)	2.375%	06/01/30	1,000,000	872,780
				8,692,902
Transportation - 0.8%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (c)	4.800%	02/15/29	120,604	117,043
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	323,775	290,458
Burlington North Santa Fe, LLC	5.050%	03/01/41	500,000	503,205
CSX Corp.	4.250%	11/01/66	100,000	82,559

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Corporate Credit - 17.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation - 0.8% (Continued)
FedEx Corp. (a)	2.400%	05/15/31	$500,000	$425,390
FedEx Corp., Series 2020-1, Class AA, CV	1.875%	02/20/34	454,817	382,738
Kirby Corp.	4.200%	03/01/28	600,000	564,405
Norfolk Southern Corp. (a)	3.000%	03/15/32	600,000	527,347
Ryder System, Inc.	2.850%	03/01/27	500,000	459,711
Ryder System, Inc.	5.650%	03/01/28	500,000	506,591
Southwest Airlines Co.	2.625%	02/10/30	1,300,000	1,096,688
U.S. Airways Pass-Through Trust, Series 2011-1, Class A	7.125%	04/22/25	24,045	23,993
United Airlines Pass-Through Trust, Series 2020-1B, Class B	4.875%	07/15/27	361,750	349,720
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	226,360	225,677
United Parcel Service, Inc.	4.875%	03/03/33	900,000	923,629
				6,479,154

Total Corporate Credit (Cost $149,453,547)				$142,406,516

Government Related - 0.1%	Coupon	Maturity	Shares / Par Value	Fair Value
Government Owned, No Guarantee - 0.1%
Tennessee Valley Authority	4.250%	09/15/52	500,000	$467,178
Tennessee Valley Authority	4.625%	09/15/60	525,000	525,345
Total Government Related (Cost $1,249,626)				$992,523

Securitized - 63.6%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 3.8%
BXG Receivables Note Trust, Series 2018-A, Class C (c)	4.440%	02/02/34	$195,805	$182,476
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (c)	1.830%	03/20/41	1,000,000	845,968
Diamond Resorts Owner Trust, Series 2019-1, Class B (c)	3.530%	02/20/32	55,690	53,397

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Securitized - 63.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 3.8% (Continued)
Diamond Resorts Owner Trust, Series 2021-1A, Class B (c)	2.050%	11/21/33	$279,236	$256,889
Diamond Resorts Owner Trust, Series 2021-1A, Class C (c)	2.700%	11/21/33	212,219	194,700
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (b)(c)	4.450%	01/25/26	1,750,000	1,604,673
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (b)(c)	3.620%	07/25/26	2,700,000	2,315,070
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (c)	3.850%	10/25/26	2,440,000	2,091,332
FMC GMSR Issuer Trust, Series 2022-GT2, Class A (c)	7.900%	07/25/27	2,350,000	2,345,517
Gold Key Resorts, LLC, Series 2014-A, Class A (c)	3.220%	03/17/31	6,065	5,983
GoodGreen Trust, Series 2017-1A, Class A (c)	3.740%	10/15/52	172,704	159,926
GoodGreen Trust, Series 2017-2A, Class A (c)	3.260%	10/15/53	637,231	583,855
GoodGreen Trust, Series 2020-1A, Class A (c)	2.630%	04/15/55	278,032	237,143
Helios Issuer, LLC, Series 2019-AA, Class A (c)	3.750%	06/20/46	91,932	81,923
Helios Issuer, LLC, Series 2020-4, Class A (c)	2.980%	06/20/47	222,707	197,429
Helios Issuer, LLC, Series 2021-A, Class A (c)	1.800%	02/20/48	523,503	435,714
Hero Funding Trust, Series 2016-2A, Class A (c)	3.750%	09/20/41	89,787	85,425
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	135,064	124,859
Hero Funding Trust, Series 2016-4A, Class A1 (c)	3.570%	09/20/47	125,679	118,170
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	65,001	62,471
Hero Funding Trust, Series 2017-3A, Class A1 (c)	3.190%	09/20/48	113,535	104,354
Hero Funding Trust, Series 2017-3A, Class A2 (c)	3.950%	09/20/48	415,373	389,831
Hero Funding Trust, Series 2018-1A, Class A2 (c)	4.670%	09/20/48	44,227	42,440

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Securitized - 63.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 3.8% (Continued)
Holiday Inn Timeshare Trust, Series 2020-A, Class C (c)	3.420%	10/09/39	$309,340	$286,682
Loanpal Solar Loan Ltd., Series 2020-3GS, Class B (c)	3.450%	12/20/47	533,407	411,046
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (c)	2.290%	01/20/48	504,766	398,279
Loanpal Solar Loan Ltd., Series 2021-1GS, Class B (c)	2.840%	01/20/48	812,182	611,167
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (c)	2.220%	03/20/48	748,909	587,884
Mill City Solar Loan Ltd., Series 2019-2GS, Class A (c)	3.690%	07/20/43	126,074	114,879
Mosaic Solar Loans, LLC, Series 2018-1, Class A (c)	4.010%	06/22/43	69,124	64,647
Mosaic Solar Loans, LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	40,162	37,076
Mosaic Solar Loans, LLC, Series 2020-1, Class A (c)	2.100%	04/20/46	266,669	232,313
Mosaic Solar Loans, LLC, Series 2023-1A, Class B (c)	6.920%	06/20/53	2,762,945	2,721,475
Mosaic Solar Loans, LLC, Series 2023-2A, Class C (c)	8.180%	09/22/53	3,500,000	3,154,789
NRZ Excess Spread Collateralization, Series 2021-GNT1, Class A (c)	3.474%	11/25/26	577,096	526,455
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class NT (1* 1MO LIBOR + 265) (b)(c)	7.267%	08/25/25	4,000,000	3,956,086
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A (1* SOFR30A + 425) (b)(c)	8.734%	05/25/27	1,500,000	1,498,067
Renew Financial, LLC, Series 2017-1, Class A (c)	3.670%	09/20/52	290,272	255,008
Renew Financial, LLC, Series 2017-1, Class B (c)	5.750%	09/20/52	25,087	23,362
Renew Financial, LLC, Series 2017-2, Class A (c)	3.220%	09/22/53	31,668	27,174

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Securitized - 63.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 3.8% (Continued)
SPS Servicer Advance Receivables, Series 2020-T2, Class D (c)	3.160%	11/15/55	$994,000	$839,903
Sunnova Solar Issuer, LLC, Series 2020-2A, Class A (c)	2.730%	11/01/55	3,854,371	3,016,117
Westgate Resorts, Series 2020-1A, Class C (c)	6.213%	03/20/34	468,010	462,513
				31,744,467
Agency CMBS - 2.4%
FARM Mortgage Trust, Series 2021-1, Class A (c)	2.180%	01/25/51	9,826,190	8,126,318
FARM Mortgage Trust, Series 2023-1, Class A (c)	2.631%	01/25/52	5,121,061	4,300,258
Farmer Mac Agricultural Real Estate, Series 2022-1, Class A (c)	2.540%	07/25/51	3,396,758	2,887,435
FNMA, Pool #FN BM6011	3.353%	11/01/26	489,617	474,899
FNMA, Pool #FN AN3598	2.550%	12/01/28	263,086	242,745
FNMA, Pool #FN BL4548	2.430%	10/01/29	186,175	168,993
FNMA, Pool #FN 464107	4.820%	12/01/29	104,036	106,364
FNMA, Pool #FN AM9491	3.550%	08/01/30	166,035	158,852
FNMA, Pool #BS0038	1.650%	01/01/31	2,000,000	1,630,136
FNMA, Pool #FN AN6149	3.140%	07/01/32	750,000	694,802
FNMA, Pool #FN AN7612	3.280%	12/01/32	249,055	231,397
FNMA, Pool #FN 469130	4.870%	10/01/41	122,665	119,782
FNMA, Pool #FN AM5015	4.940%	12/01/43	734,278	722,242
				19,864,223
Agency MBS CMO - 21.1%
FHLMC, Pool #S2-0432 (1* 1MO LIBOR + 30) (b)	4.984%	05/15/28	42,954	42,776
FHLMC, Series 4847, Class CV	3.500%	02/15/30	363,198	352,166
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	133,395	137,688
FHLMC, Series 4265, Class FD (1* 1MO LIBOR + 40) (b)	5.084%	01/15/35	206,997	204,015
FHLMC, Series 4613, Class AF (1* 1MO LIBOR + 110) (b)	5.784%	11/15/37	311,703	311,220
FHLMC, Series 3605, Class PB	4.500%	11/15/39	58,652	57,628
FHLMC, Series 3617, Class PC	4.500%	12/15/39	75,825	74,564

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Securitized - 63.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 21.1% (Continued)
FHLMC, Series 3740, Class FC (1* 1MO LIBOR + 50) (b)	5.184%	10/15/40	$69,008	$67,540
FHLMC, Series 3759, Class ME	4.000%	11/15/40	545,007	523,914
FHLMC, Series 3811, Class TA	5.000%	02/15/41	262,142	266,183
FHLMC, Series 3895, Class BF (1* 1MO LIBOR + 50) (b)	5.184%	07/15/41	70,642	69,445
FHLMC, Series 3923, Class CZ	5.000%	09/15/41	946,153	961,576
FHLMC, Series 3959, Class PZ	4.500%	11/15/41	3,683,392	3,614,796
FHLMC, Series 4074, Class JY	2.500%	07/15/42	500,000	435,260
FHLMC, Series 4116, Class YC	2.500%	10/15/42	1,208,000	969,808
FHLMC, Series 5149, Class CA	2.000%	01/15/43	1,049,335	765,236
FHLMC, Series 4165, Class ZT	3.000%	02/15/43	6,747,922	5,588,904
FHLMC, Series 4180, Class ZB	3.000%	03/15/43	169,505	130,025
FHLMC, Series 4183, Class NQ	3.000%	03/15/43	2,920,000	2,660,736
FHLMC, Series 4210, Class Z	3.000%	05/15/43	331,358	273,351
FHLMC, Series 4204, Class QZ	3.000%	05/15/43	619,693	438,056
FHLMC, Series 4447, Class YZ	4.000%	08/15/43	1,193,309	1,160,127
FHLMC, Series 4333, Class GL	3.500%	04/15/44	250,000	223,813
FHLMC, Series 4408, Class BC	3.000%	11/15/44	1,020,410	834,379
FHLMC, Series 4673, Class PH	3.500%	01/15/45	229,796	222,688
FHLMC, Series 4473, Class Z	3.000%	05/15/45	404,652	328,345
FHLMC, Series 4531, Class PZ	3.500%	11/15/45	1,413,592	1,305,271
FHLMC, Series 4623, Class BZ	3.500%	10/15/46	4,139,443	3,872,712
FHLMC, Series 4738, Class TW	3.000%	11/15/46	1,385,000	1,254,487
FHLMC, Series 4857, Class H	4.000%	11/15/46	211,489	207,507
FHLMC, Series 4710, Class GZ	3.000%	01/15/47	4,373,763	3,633,549
FHLMC, Series 5099, Class CM	2.000%	07/25/47	3,750,000	2,610,070
FHLMC, Series 4736, Class CL	3.000%	12/15/47	441,240	380,562
FHLMC, Series 4753, Class EZ	3.500%	12/15/47	2,107,056	1,980,033
FHLMC, Series 4745, Class CZ	3.500%	01/15/48	1,201,394	1,087,775
FHLMC, Series 4768, Class ZH	3.000%	03/15/48	1,520,861	1,361,427
FHLMC, Series 4801, Class ZN	4.000%	05/15/48	878,445	841,821
FHLMC, Series 4941, Class NW	2.500%	05/25/49	758,520	530,295
FHLMC, Series 4892, Class PZ	3.000%	07/15/49	1,346,030	949,012
FHLMC, Series 4911, Class JM	3.500%	09/25/49	1,000,000	810,259

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Securitized - 63.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 21.1% (Continued)
FHLMC, Series 5159, Class WZ	2.000%	01/25/50	$660,435	$395,593
FHLMC, Series 5057, Class DN	2.000%	03/25/50	980,629	823,162
FHLMC, Series 5129, Class DM	1.000%	08/25/50	1,496,543	1,159,150
FHLMC, Series 5011, Class DB	2.000%	09/25/50	262,000	156,669
FHLMC, Series 5038, Class QP	0.750%	10/25/50	3,008,023	2,173,527
FHLMC, Series 5028, Class PW	1.500%	10/25/50	684,000	436,074
FHLMC, Pool #RE-6080	1.500%	11/01/50	1,168,127	891,301
FHLMC, Series 5039, Class JL	1.250%	11/25/50	1,440,619	1,121,334
FHLMC, Series 5223, Class MZ	4.500%	12/25/50	3,348,049	3,142,125
FHLMC, Series 5085, Class TY	1.000%	01/25/51	1,263,612	764,454
FHLMC, Series 5072, Class DG	1.000%	02/25/51	814,662	642,416
FHLMC, Series 5146, Class ZW	2.000%	07/25/51	1,624,598	875,973
FHLMC, Series 5202, Class DZ	3.000%	07/25/51	2,573,636	1,717,135
FHLMC, Series 5159, Class PL	1.250%	11/25/51	1,619,815	1,340,441
FHLMC, Series 5162, Class AP	2.000%	11/25/51	2,792,975	2,443,684
FHLMC, Series 5173, Class BZ	2.500%	12/25/51	1,033,859	639,238
FHLMC, Series 4377, Class KZ	3.500%	02/15/52	841,565	765,682
FHLMC, Series 5189, Class ZP	3.000%	02/25/52	992,080	802,015
FHLMC, Series 5210, Class BZ	3.000%	02/25/52	8,410,058	5,848,044
FHLMC, Series 5232, Class HL	4.000%	06/25/52	4,120,792	3,719,152
FHLMC, Series 5249, Class PL	4.000%	08/25/52	2,904,186	2,625,069
FNMA, Series 2010-155, Class JH	4.000%	12/25/28	120,000	116,595
FNMA, Series 2013-35, Class YT	6.500%	09/25/32	143,389	149,204
FNMA, Series 2012-129, Class HT	2.000%	12/25/32	54,631	48,750
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	43,733	44,725
FNMA, Series 2004-56, Class Z	7.500%	03/25/34	93,663	101,566
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	293,929	314,384
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	124,826	127,625
FNMA, Series 2005-62, Class ZL	5.500%	07/25/35	208,844	213,280
FNMA, Series 2006-56, Class DC (1* 1MO LIBOR + 65) (b)	5.495%	07/25/36	389,480	392,543
FNMA, Series 2006-71, Class ZH	6.000%	07/25/36	242,340	253,309
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	72,270	73,298
FNMA, Series 2007-95, Class A3 (1* 1MO LIBOR + 25) (b)	4.252%	08/27/36	1,600,000	1,337,945

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Securitized - 63.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 21.1% (Continued)
FNMA, Series 2006-108, Class FD (1* 1MO LIBOR + 38) (b)	5.225%	11/25/36	$96,262	$94,656
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	93,252	92,724
FNMA, Series 2008-60, Class JC	5.000%	07/25/38	157,608	157,608
FNMA, Series 2009-103, Class MB (b)	3.316%	12/25/39	87,129	87,840
FNMA, Series 2010-118, Class DZ	4.750%	10/25/40	1,357,602	1,355,210
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	476,315	486,888
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	311,907
FNMA, Series 2011-62, Class UA	4.500%	07/25/41	619,301	613,016
FNMA, Series 2012-9, Class FC (1* 1MO LIBOR + 40) (b)	5.245%	02/25/42	98,138	96,313
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	325,108	309,837
FNMA, Series 2012-52, Class PQ	3.500%	05/25/42	683,221	604,586
FNMA, Series 2012-56, Class WC	3.500%	05/25/42	994,000	912,149
FNMA, Series 2012-79, Class QB	2.000%	07/25/42	110,926	98,107
FNMA, Series 2003-W2, Class 1-1A	6.500%	07/25/42	621,645	637,194
FNMA, Series 411, Class A3	3.000%	08/25/42	86,394	79,245
FNMA, Series 2012-92, Class Z	3.500%	08/25/42	4,643,516	4,243,567
FNMA, Series 2012-99, Class UY	2.500%	09/25/42	360,000	291,886
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	419,000	395,220
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	350,000	318,078
FNMA, Series 2013-13, Class WH	3.500%	03/25/43	1,023,000	880,507
FNMA, Series 2013-31, Class NT	3.000%	04/25/43	35,409	33,529
FNMA, Series 2003-W10, Class 3A-5	4.299%	06/25/43	509,507	488,270
FNMA, Series 2013-84, Class B	4.000%	08/25/43	1,000,000	945,020
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	250,000	252,269
FNMA, Series 2013-115, Class PB	4.500%	11/25/43	300,000	302,005
FNMA, Series 2015-11, Class MZ	4.000%	12/25/43	5,025,398	4,847,817
FNMA, Series 2014-2, Class PB	4.000%	02/25/44	531,058	510,027
FNMA, Series 2017-16, Class UW	3.000%	07/25/45	2,044,494	1,797,445
FNMA, Series 2016-68, Class AL	3.000%	10/25/46	1,212,043	1,108,879
FNMA, Series 2016-80, Class CZ	3.000%	11/25/46	612,053	434,724
FNMA, Series 2017-77, Class HZ	3.500%	10/25/47	972,533	892,002
FNMA, Series 2018-08, Class DZ	3.500%	02/25/48	656,183	599,046
FNMA, Series 2022-4, Class QM	2.000%	03/25/48	1,602,020	1,173,602

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Securitized - 63.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 21.1% (Continued)
FNMA, Series 2018-31, Class KB	3.500%	05/25/48	$210,366	$195,452
FNMA, Series 2018-31, Class KQ	3.500%	05/25/48	600,000	550,175
FNMA, Series 2018-37, Class CL	4.000%	06/25/48	622,735	547,562
FNMA, Series 2018-66, Class PZ	4.000%	09/25/48	575,635	500,415
FNMA, Series 2018-77, Class BY	3.000%	10/25/48	2,716,232	2,486,282
FNMA, Series 2019-01, Class MH	3.000%	02/25/49	221,295	204,866
FNMA, Series 2019-8, Class ZD	3.500%	03/25/49	576,697	515,110
FNMA, Series 2019-038, Class MT	3.000%	07/25/49	931,026	827,094
FNMA, Series 2019-40, Class PL	4.000%	07/25/49	318,000	270,739
FNMA, Series 2019-42, Class DZ	2.750%	08/25/49	1,675,134	1,173,510
FNMA, Series 2019-60, Class DZ	2.500%	10/25/49	1,619,553	1,021,116
FNMA, Series 2019-60, Class WZ	2.750%	10/25/49	576,586	402,966
FNMA, Series 2019-83, Class EB	2.000%	01/25/50	171,000	105,627
FNMA, Series 2020-15, Class KY	3.000%	03/25/50	2,077,414	1,616,479
FNMA, Series 2020-22, Class AY	2.000%	04/25/50	1,254,000	799,575
FNMA, Series 2020-42, Class BY	2.000%	06/25/50	935,000	562,380
FNMA, Series 2020-95, Class KY	1.500%	01/25/51	2,060,000	1,247,887
FNMA, Series 2021-15, Class HD	1.000%	04/25/51	982,934	729,859
FNMA, Series 2021-73, Class ZD	2.000%	11/25/51	1,422,508	722,569
FNMA, Series 2022-49, Class GZ	4.000%	08/25/52	4,683,009	4,252,281
GNMA, Series 2015-161, Class AV	3.000%	01/20/29	308,725	295,705
GNMA, Series 2018-091, Class VL	3.500%	10/20/29	1,296,227	1,240,712
GNMA, Series 2018-139, Class DV	3.500%	01/20/30	391,628	380,084
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	403,931	416,168
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	178,626	180,185
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	436,000	421,079
GNMA, Series 2006-17, Class JN	6.000%	04/20/36	143,685	147,662
GNMA, Series 2008-51, Class PH	5.250%	06/20/38	87,309	87,529
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	50,878	50,786
GNMA, Series 2014-79, Class HU	3.000%	02/16/40	443,238	399,306
GNMA, Series 2012-74, Class LY	2.500%	06/20/42	330,000	263,397
GNMA, Series 2012-134, Class KM	2.000%	09/20/42	342,000	276,119
GNMA, Series 2012-113, Class NZ	4.500%	09/20/42	291,670	288,516
GNMA, Series 2013-186, Class PY	2.000%	11/20/42	4,500,000	3,799,191
GNMA, Series 2013-6, Class PE	2.000%	01/20/43	100,000	80,258

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Securitized - 63.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 21.1% (Continued)
GNMA, Series 2013-5, Class GY	3.000%	01/20/43	$532,000	$449,671
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	59,080	48,567
GNMA, Series 2016-37, Class YA	3.000%	12/20/45	1,052,840	952,724
GNMA, Series 2016-38, Class ZP	3.500%	03/20/46	76,630	61,886
GNMA, Series 2016-74, Class PL	3.000%	05/20/46	998,573	896,835
GNMA, Series 2016-77, Class GY	3.000%	06/20/46	1,110,000	994,555
GNMA, Series 2016-116, Class AB	3.000%	09/20/46	1,287,983	1,089,378
GNMA, Series 2016-120, Class YZ	3.000%	09/20/46	500,000	435,266
GNMA, Series 2016-118, Class LB	3.000%	09/20/46	500,000	440,038
GNMA, Series 2017-080, Class BZ	3.500%	05/20/47	429,148	353,584
GNMA, Series 2017-120, Class JZ	4.000%	08/20/47	655,030	604,924
GNMA, Series 2018-006, Class JY	2.750%	01/20/48	284,000	253,005
GNMA, Series 2018-14, Class MZ	3.000%	01/20/48	402,764	322,426
GNMA, Series 2018-097, Class GY	4.000%	07/20/48	1,162,000	1,142,420
GNMA, Series 2018-105, Class ZK	4.000%	08/20/48	480,339	448,488
GNMA, Series 2018-120, Class PY	3.500%	09/20/48	688,483	646,999
GNMA, Series 2018-154, Class ZU	4.000%	11/20/48	512,424	461,530
GNMA, Series 2018-166, Class Z	4.000%	12/20/48	490,171	440,366
GNMA, Series 2019-20, Class JK	3.500%	02/20/49	160,144	152,608
GNMA, Series 2019-031, Class AZ	5.000%	03/20/49	215,115	218,699
GNMA, Series 2019-052, Class HL	4.000%	04/20/49	490,565	455,450
GNMA, Series 2019-99, Class EW	3.000%	08/20/49	540,446	450,236
GNMA, Series 2019-99, Class GP	3.500%	08/20/49	517,000	438,162
GNMA, Series 2020-093, Class AZ	3.000%	04/20/50	843,734	617,224
GNMA, Series 2020-84, Class LB	1.250%	06/20/50	4,814,167	3,770,990
GNMA, Series 2021-58, Class NA	1.000%	07/20/50	604,494	468,750
GNMA, Series 2020-097, Class ML	2.500%	07/20/50	1,975,000	1,368,545
GNMA, Series 2020-133, Class ZM	1.000%	09/20/50	493,120	194,616
GNMA, Series 2020-165, Class BP	1.000%	11/20/50	579,524	491,762
GNMA, Series 2020-183, Class AE	1.250%	12/20/50	598,103	367,902
GNMA, Series 2021-86, Class MB	1.000%	05/20/51	656,243	508,540
GNMA, Series 2021-121, Class JW	1.500%	07/20/51	1,708,699	1,007,384
GNMA, Series 2021-149, Class ZB	3.000%	08/20/51	298,440	206,142
GNMA, Series 2021-196, Class YZ	1.500%	11/20/51	1,097,805	501,461
GNMA, Series 2021-216, Class QM	1.500%	12/20/51	1,133,749	688,477

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Securitized - 63.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 21.1% (Continued)
GNMA, Series 2022-10, Class QJ	1.750%	01/20/52	$1,158,766	$786,294
GNMA, Series 2022-84, Class AL	3.500%	05/20/52	2,812,353	2,403,539
GNMA, Series 2022-205, Class CH	5.000%	06/20/52	3,242,719	3,233,604
GNMA, Series 2022-129, Class PL	4.000%	07/20/52	3,595,000	3,200,648
GNMA, Series 2022-183, Class BZ	5.000%	10/20/52	2,960,922	2,824,711
GNMA, Series 2022-190, Class DZ	5.750%	11/20/52	1,992,811	2,046,083
GNMA, Series 2022-197, Class JB	6.000%	11/20/52	1,500,715	1,635,783
GNMA, Series 2022-205, Class CE	5.000%	12/20/52	2,180,598	2,166,606
GNMA, Series 2022-209, Class JW	5.500%	12/20/52	2,038,000	2,056,558
GNMA, Series 2023-13, Class JB	5.250%	01/20/53	505,050	504,429
GNMA, Series 2023-4, Class BZ	5.500%	01/20/53	1,538,537	1,586,275
GNMA, Series 2023-35, Class DB	4.500%	02/20/53	1,233,954	1,142,845
GNMA, Series 2017-H18, Class EB (b)	4.739%	06/20/63	49,948	49,482
GNMA, Series 2014-H14, Class FA (1* 1MO LIBOR + 50)	4.892%	07/20/64	243,154	241,424
GNMA, Series 2014-H15, Class FA (1* 1MO LIBOR + 50)	5.066%	07/20/64	67,929	67,403
GNMA, Series 2016-H11, Class FD (1* 12MO LIBOR + 40) (b)	2.572%	05/20/66	226,790	224,815
GNMA, Series 2017-H16, Class DB (b)	4.428%	08/20/67	35,601	35,052
				175,859,456
Agency MBS CMO Derivatives - 1.0%
FHLMC, Series 3919, Class QS (IO) (-1* 1MO LIBOR + 670) (b)	2.016%	08/15/30	1,188,413	65,780
FHLMC, Series 4214, Class CI (IO)	3.000%	06/15/31	276,595	6,247
FHLMC, Series 4114, Class IM (IO)	3.500%	07/15/31	352,688	7,150
FHLMC, Series 4169, Class SA (IO) (-1.2* 1MO LIBOR + 546) (b)	0.000%	02/15/33	483,339	401,577
FHLMC, Series 226, Class PO (PO)	0.000%	02/01/34	108,661	93,514
FHLMC, Series 3107, Class DC (IO) (-1* 1MO LIBOR + 670) (b)	2.016%	06/15/35	322,440	1,375
FHLMC, Series 3102, Class TA (IO) (-7.5* 1MO LIBOR + 5250)	7.500%	01/15/36	192,167	192,404
FHLMC, Series 3607, Class AO (PO)	0.000%	04/15/36	70,160	58,357

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Securitized - 63.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 1.0% (Continued)
FHLMC, Series 237, Class S14 (IO) (-1* 1MO LIBOR + 660) (b)	1.916%	05/15/36	$280,621	$34,208
FHLMC, Series 3199, Class OC (PO)	0.000%	08/15/36	111,367	96,224
FHLMC, Series 3607, Class OP (PO)	0.000%	07/15/37	265,257	217,360
FHLMC, Series 4006, Class IA (IO)	4.500%	09/15/41	346,056	31,795
FHLMC, Series 4422, Class DO (PO)	0.000%	10/15/41	911,548	687,639
FHLMC, Series 4116, Class LI (IO)	4.500%	02/15/42	1,091,393	124,681
FHLMC, Series 4074, Class SJ (IO) (-1* 1MO LIBOR + 662) (b)	1.936%	07/15/42	698,650	114,093
FHLMC, Class (PO), Pool #S0-6050	0.000%	08/15/42	148,178	116,124
FHLMC, Class (PO), Pool #S0-6829	0.000%	09/15/43	269,888	205,834
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	130,844	6,828
FNMA, Series 2004-91, Class SP (IO) (-2.4* 1MO LIBOR + 1680) (b)	5.171%	10/25/31	147,075	153,520
FNMA, Series 2004-61, Class GO (PO)	0.000%	11/25/32	349,040	306,397
FNMA, Series 2013-89, Class DI (IO)	4.000%	08/25/33	1,137,261	106,433
FNMA, Series 2015-82, Class AI (IO)	3.500%	06/25/34	673,736	58,893
FNMA, Series 2016-28, Class DI (IO)	3.500%	03/25/35	581,870	58,149
FNMA, Series 384, Class 11 (IO)	5.000%	03/25/35	505,881	77,898
FNMA, Series 2005-52, Class JH (IO) (-1* 1MO LIBOR + 660) (b)	1.755%	05/25/35	275,174	16,432
FNMA, Series 378, Class (IO) (b)	5.000%	06/25/35	556,001	88,332
FNMA, Series 2016-24, Class KI (IO)	3.500%	07/25/35	355,772	35,545
FNMA, Series 368, Class (IO)	5.000%	02/25/36	418,294	57,607
FNMA, Series 2006-96, Class MO (PO)	0.000%	10/25/36	27,717	24,466
FNMA, Series 379, Class I (PO)	0.000%	05/25/37	37,367	30,437
FNMA, Series 398, Class C5 (IO)	5.000%	05/25/39	619,272	119,914
FNMA, Series 2010-44, Class CS (IO) (-1* 1MO LIBOR + 655) (b)	1.705%	05/25/40	38,625	3,901
FNMA, Series 409, Class C1 (IO)	4.000%	04/01/42	926,836	172,402
FNMA, Series 2012-99, Class QS (IO) (-1* 1MO LIBOR + 660) (b)	1.755%	09/25/42	1,814,618	192,890
FNMA, Series 2012-128, Class SH (IO) (-1* 1MO LIBOR + 400) (b)	0.000%	11/25/42	464,337	342,441

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Securitized - 63.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 1.0% (Continued)
FNMA, Series 2012-128, Class WS (IO) (-1* 1MO LIBOR + 400) (b)	0.000%	11/25/42	$980,829	$673,998
FNMA, Series 2016-32, Class GO (PO)	0.000%	01/25/43	11,453	7,176
FNMA, Series 2016-30, Class IN (IO)	3.500%	02/25/43	1,000,323	53,781
FNMA, Series 2003-W10, Class 3IO (IO) (b)	0.166%	06/25/43	8,984,313	39,691
FNMA, Series 2013-82, Class SB (IO) (-2.67* 1MO LIBOR + 1173) (b)	0.000%	08/25/43	350,236	253,811
FNMA, Series 2013-101, Class DO (PO)	0.000%	10/25/43	97,671	73,651
FNMA, Series 2014-42, Class SN (IO) (-1* 1MO LIBOR + 605) (b)	1.205%	07/25/44	379,372	42,684
FNMA, Series 2019-31, Class CI (IO)	4.000%	02/25/47	844,213	62,245
FNMA, Series 2018-11B, Class QI (IO)	4.000%	01/25/48	2,260,173	352,271
FNMA, Series 2018-01, Class AI (IO)	5.000%	02/25/48	1,647,365	340,421
FNMA, Series 2018-24, Class (IO)	4.500%	04/25/48	1,840,695	305,156
GNMA, Series 2011-139, Class LS (IO) (-1* 1MO LIBOR + 500) (b)	0.434%	03/16/38	1,704,118	139,732
GNMA, Series 2013-147, Class SD (IO) (-1* 1MO LIBOR + 665) (b)	1.889%	12/20/39	1,317,556	139,904
GNMA, Series 2011-21, Class SA (IO) (-1* 1MO LIBOR + 600) (b)	1.270%	02/16/41	1,471,890	160,700
GNMA, Series 2013-113, Class QS (IO) (-1* 1MO LIBOR + 620) (b)	1.439%	02/20/42	234,970	12,148
GNMA, Series 2013-82, Class NS (IO) (-1* 1MO LIBOR + 400) (b)	0.000%	05/20/43	1,294,967	849,501
GNMA, Series 2017-004, Class WI (IO)	4.000%	02/20/44	787,569	58,030
GNMA, Series 2016-32, Class MS (IO) (-1* 1MO LIBOR + 605) (b)	1.289%	03/20/46	1,369,157	158,744
GNMA, Series 2019-98, Class BI (IO)	3.000%	06/20/49	847,484	227,933
GNMA, Series 2019-120, Class DI (IO)	3.500%	08/20/49	1,591,804	249,389
GNMA, Series 2013-H13, Class T1 (IO) (b)	0.487%	05/20/63	1,129,886	5,509
GNMA, Series 2016-H20, Class GI (IO) (b)	0.874%	08/20/66	816,741	1,219
GNMA, Series 2018-H08, Class NI (IO) (b)	1.412%	05/20/68	674,453	3,417
				8,517,958
Agency MBS Passthrough - 5.8%
FHLMC, Pool #FG G14973	4.000%	12/01/28	88,167	87,506

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Securitized - 63.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough - 5.8% (Continued)
FHLMC, Pool #FG U59010	4.000%	11/01/34	$275,361	$266,427
FHLMC, Pool #FG G61909	4.500%	12/01/37	365,467	366,723
FHLMC, Pool #FG G06085	6.500%	09/01/38	46,516	49,256
FHLMC, Pool #FH 2B7995	2.523%	10/01/50	4,296,860	3,920,379
FHLMC, Pool #RE-0015	3.000%	11/01/50	6,262,262	5,706,742
FHLMC, Series 4839, Class AL	4.000%	04/15/51	2,326,401	2,111,074
FNMA, Pool #FN 252409	6.500%	03/01/29	51,487	52,516
FNMA, Pool #FN AL5850	3.500%	10/01/29	201,245	195,913
FNMA, Pool #FN AS7287	3.500%	06/01/31	332,365	323,729
FNMA, Pool #FN AL3200	3.500%	02/01/33	253,387	246,193
FNMA, Pool #FN AT7120	3.500%	06/01/33	319,272	308,801
FNMA, Pool #FN AL5166	3.000%	11/01/33	247,502	229,379
FNMA, Pool #FN AL6685	4.000%	01/01/35	406,986	393,349
FNMA, Pool #FN MA2198	3.500%	03/01/35	255,993	249,312
FNMA, Pool #FN MA3050	4.500%	06/01/37	415,399	413,654
FNMA, Pool #FN AS4073	4.000%	12/01/44	175,986	171,578
FNMA, Pool #FN MA2778	3.500%	10/01/46	88,989	82,253
FNMA, Pool #BM6530	3.000%	10/01/48	354,822	316,109
FNMA, Pool #CA6940	2.247%	09/01/50	2,673,482	2,417,256
FNMA, Pool #BM6452	2.114%	10/01/50	3,720,658	3,342,666
FNMA, Pool #FN BQ5239	2.222%	10/01/50	2,137,766	1,993,970
FNMA, Pool #FN BK8466	2.241%	12/01/50	1,082,996	947,890
FNMA, Pool #FN BR9977	1.782%	06/01/51	3,035,859	2,667,866
GNMA, Pool #MA5738M	4.000%	02/20/34	187,997	184,510
GNMA, Pool #GN 784279	5.500%	11/15/38	305,272	317,173
GNMA, Pool #711522X	4.500%	07/15/40	249,883	252,355
GNMA, Pool #GN 78541	4.500%	06/15/46	108,090	109,134
GNMA, Pool #G2 784792	4.500%	08/20/49	512,471	496,140
GNMA, Pool #MA7929M	3.500%	03/20/52	8,229,250	7,482,687
GNMA, Pool #G2 CN5057	4.500%	07/20/62	2,619,118	2,483,543
GNMA, Pool #CN5236C	4.000%	08/20/62	7,779,511	7,328,904
GNMA, Pool #G2 CN5237	4.500%	08/20/62	2,885,783	2,736,402
				48,251,389

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Securitized - 63.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ARM - 0.0% (e)
Structured Asset Securities Corp., Series 2003-37A, Class 2-A (b)	3.955%	12/25/33	$8,005	$7,286

Auto Loan - 2.6%
ACC Auto Trust, Series 2021-A, Class A (c)	1.080%	04/15/27	152,378	151,188
ACM Auto Trust, Series 2023-1A, Class C (c)	8.590%	01/22/30	3,400,000	3,389,938
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class A (c)	1.190%	01/15/27	794,335	769,862
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C (c)	9.840%	03/15/29	3,500,000	3,618,638
CarNow Auto Receivables Trust, Series 2021-1A, Class C (c)	2.160%	02/17/26	750,000	735,554
CarNow Auto Receivables Trust, Series 2023-1A, Class B (c)	6.950%	03/16/26	2,500,000	2,491,484
CarNow Auto Receivables Trust, Series 2023-1A, Class D (c)	7.990%	02/15/28	2,500,000	2,462,804
CIG Auto Receivables Trust, Series 2020-1, Class C (c)	1.750%	01/12/26	60,018	59,922
CIG Auto Receivables Trust, Series 2020-1, Class D (c)	2.350%	01/12/26	300,000	291,383
Credito Real USA Auto Receivable, Series 2021-1, Class A (c)	1.350%	02/16/27	242,138	237,911
FHF Trust, Series 2021-2A, Class A (c)	0.830%	12/15/26	492,596	469,082
FHF Trust, Series 2021-1, Class A (c)	1.270%	03/15/27	332,129	318,991
FHF Trust, Series 2021-2A, Class B (c)	1.630%	09/15/27	5,590,000	5,003,270
OneMain Direct Auto Receivables, Series 2019-1, Class D (c)	4.680%	04/14/31	675,000	620,182
Veros Auto Receivables Trust, Series 2021-1, Class B (c)	1.490%	10/15/26	1,000,000	957,471
				21,577,680
CRE/CLO - 4.0%
A10 Securitization, Series 2021-D, Class D (c)(d)	4.409%	10/01/38	1,241,661	1,129,826
A10 Securitization, Series 2021-D, Class E (c)(d)	4.937%	10/01/38	1,266,495	1,135,050
A10 Securitization, Series 2020-C, Class B (c)(d)	2.617%	08/15/40	98,489	98,486
A10 Securitization, Series 2020-C, Class D (c)(d)	4.129%	08/15/40	250,000	242,637

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Securitized - 63.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 4.0% (Continued)
A10 Securitization, Series 2020-C, Class E (c)(d)	5.465%	08/15/40	$250,000	$237,503
Acre Commercial Mortgage Trust, Series 2021-FL4, Class D (1* 1MO LIBOR + 260) (b)(c)	7.361%	12/18/37	1,000,000	924,158
Acre Commercial Mortgage Trust, Series 2021-FL4, Class E (1* 1MO LIBOR + 310) (b)(c)	7.861%	12/18/37	675,000	641,189
ACREC, LLC, Series 2023-FL2, Class A (1* TSFR1M + 223) (b)(c)	6.921%	02/19/38	2,000,000	1,985,058
Arbor Realty Collateralized Loan, Series 2022-FL1, Class D (1* SOFR30A + 300) (b)(c)	7.558%	01/15/37	1,250,000	1,137,322
AREIT CRE Trust, Series 2021-CRE5, Class A (1* 1MO LIBOR + 108) (b)(c)	5.681%	11/17/38	1,248,318	1,219,282
AREIT CRE Trust, Series 2022-CRE7, Class C (1* SOFR + 384) (b)(c)	8.586%	06/17/39	900,000	868,814
BDS Ltd., Series 2021-FL8, Class C (1* 1MO LIBOR + 155) (c)	6.311%	01/18/36	1,093,000	1,027,115
BDS Ltd., Series 2021-FL8, Class D (1* 1MO LIBOR + 300) (b)(c)	6.661%	01/18/36	1,000,000	919,727
BXMT Ltd., Series 2020-FL2, Class A (1* TSFR1M + 101) (c)	5.580%	02/15/38	643,850	626,757
BXMT Ltd., Series 2020-FL2, Class D (1* 1MO LIBOR + 195) (b)(c)	6.628%	02/15/38	1,520,000	1,373,606
BXMT Ltd., Series 2021-FL4, Class C (1* 1MO LIBOR + 175) (c)	6.434%	05/15/38	1,600,000	1,437,499
BXMT Ltd., Series 2021-FL4, Class D (1* 1MO LIBOR + 225) (b)(c)	6.838%	05/15/38	2,250,000	1,964,452
LoanCore Issuer Ltd., Series 2019-CRE3, Class D (1* 1MO LIBOR + 250) (b)(c)	7.088%	04/15/34	1,170,000	1,154,871
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class A (1* TSFR1M + 96) (b)(c)	5.526%	07/15/36	705,968	691,119
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class AS (1* TSFR1M + 131) (b)(c)	5.876%	07/15/36	1,300,000	1,255,576

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Securitized - 63.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 4.0% (Continued)
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class C (1* TSFR1M + 181) (b)(c)	6.376%	07/15/36	$1,000,000	$932,883
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL8, Class B (1* SOFR30A + 195) (b)(c)	6.510%	02/19/37	1,500,000	1,410,870
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL10, Class C (1* TSFR1M + 448) (c)	9.239%	09/17/37	1,500,000	1,484,309
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL10, Class D (1* TSFR1M + 573) (b)(c)	10.485%	09/17/37	750,000	734,983
PFP Ltd., Series 2021-8, Class A (1* 1MO LIBOR + 100) (b)(c)	5.590%	08/09/37	1,437,511	1,410,073
PFP Ltd., Series 2021-8, Class C (1* 1MO LIBOR + 180) (b)(c)	6.530%	08/09/37	1,700,000	1,581,437
PFP Ltd., Series 2021-7, Class A (1* 1MO LIBOR + 85) (b)(c)	5.438%	04/14/38	124,481	122,293
PFP Ltd., Series 2021-7, Class A-S (1* 1MO LIBOR + 115) (c)	5.738%	04/14/38	1,499,925	1,457,927
PFP Ltd., Series 2021-7, Class B (1* 1MO LIBOR + 140) (b)(c)	5.990%	04/14/38	699,965	655,873
PFP Ltd., Series 2021-7, Class D (1* 1MO LIBOR + 240) (b)(c)	6.990%	04/14/38	1,749,913	1,626,063
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class C (1* 1MO LIBOR + 190) (b)(c)	6.406%	07/25/36	500,000	467,683
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class A (1* 1MO LIBOR + 290) (b)(c)	7.406%	07/25/36	1,000,000	905,125
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class A (1* 1MO LIBOR + 108) (b)(c)	5.764%	09/15/36	320,448	312,601
				33,172,167

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Securitized - 63.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards - 3.3%
Brex Commercial Charge Card Master Trust, Series 2022-1, Class A (c)	4.630%	07/15/25	$700,000	$683,255
Continental Credit Card, LLC, Series 2019-1, Class A (c)	3.830%	08/15/26	239,481	238,373
Continental Credit Card, LLC, Series 2019-1, Class B (c)	4.950%	08/15/26	300,000	296,036
Continental Credit Card, LLC, Series 2020-A, Class A (c)	2.240%	12/15/28	1,350,000	1,287,578
Continental Credit Card, LLC, Series 2020-A, Class B (c)	3.660%	12/15/28	1,400,000	1,298,116
Continental Credit Card, LLC, Series 2021-A, Class B (c)	3.490%	12/17/29	2,500,000	2,192,679
Continental Credit Card, LLC, Series 2021-A, Class C (c)	4.020%	12/17/29	2,500,000	2,128,470
Continental Credit Card, LLC, Series 2022-A, Class C (c)	9.330%	10/15/30	2,300,000	2,190,813
Genesis Private Label Amortization Trust, Series 2020-1, Class D (c)	6.630%	07/20/30	639,228	635,320
Genesis Sales Finance Master Trust, Series 2021-AA, Class D (c)	2.090%	12/21/26	750,000	689,903
Genesis Sales Finance Master Trust, Series 2022-B, Class C (c)	9.530%	09/20/27	1,500,000	1,505,357
Genesis Sales Finance Master Trust, Series 2022-A, Class D (c)	10.970%	09/20/27	1,500,000	1,499,631
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A (c)	2.500%	09/21/26	1,000,000	938,421
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class B (c)	3.200%	09/21/26	880,000	819,510
Mercury Financial Credit Card Master Trust, Series 2022-3A, Class B (c)	10.680%	06/21/27	2,500,000	2,492,104
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B (c)	8.040%	09/20/27	5,000,000	5,001,777
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B (c)	9.590%	09/20/27	3,500,000	3,468,967
				27,366,310

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Securitized - 63.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Equipment - 0.3%
Business Jet Securities, LLC, Series 2020-1, Class B (c)	3.967%	11/15/35	$136,009	$125,829
Business Jet Securities, LLC, Series 2021-1A, Class B (c)	2.918%	04/15/36	270,243	248,623
CLI Funding VI, LLC, Series 2020-1, Class B (c)	3.620%	09/18/45	481,975	425,397
Octane Receivables Trust, Series 2021-1A, Class C (c)	2.230%	11/20/28	1,350,000	1,219,409
Stellar Jay Ireland DAC, Series 2021-1, Class B (c)(d)	5.926%	10/15/41	946,940	719,684
				2,738,942
HECM - 3.0%
Boston Lending Trust, Series 2022-1, Class M2 (c)(d)	2.750%	02/25/62	515,966	396,524
Brean Asset Backed Securities, Series 2022-RM4, Class M1 (c)(d)	3.000%	07/25/62	1,021,621	704,396
Brean Asset Backed Securities, Series 2022-RM5, Class M1 (c)(d)	4.500%	09/25/62	2,348,722	1,725,956
Brean Asset Backed Securities, Series 2022-RM5, Class M2 (c)(d)	4.500%	09/25/62	2,655,078	1,734,855
Brean Asset Backed Securities, Series 2023-RM6, Class A2 (c)	5.250%	01/25/63	4,250,000	3,638,802
Brean Asset Backed Securities, Series 2023-RM6, Class M1 (c)(d)	5.250%	01/25/63	2,714,976	1,904,518
Brean Asset Backed Securities, Series 2023-RM6, Class M2 (c)(d)	5.250%	01/25/63	2,714,976	1,638,772
Cascade Funding Mortgage Trust, Series 2022-HB8, Class M3 (c)	3.750%	04/25/25	1,500,000	1,231,305
Cascade Funding Mortgage Trust, Series 2022-HB8, Class A (c)	3.750%	04/25/25	1,331,287	1,301,897
Finance of America HECM Buyout Trust, Series 2022-HB1, Class M3 (b)(c)	5.084%	02/25/32	1,650,000	1,454,514
Finance of America HECM Buyout Trust, Series 2022-HB2, Class M3 (c)	6.000%	08/01/32	2,175,000	1,943,191
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (c)(d)	3.690%	11/25/31	1,550,000	1,293,091

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Securitized - 63.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 3.0% (Continued)
RMF Buyout Issuance Trust, Series 2020-HB1, Class AI (b)(c)(d)	1.719%	10/25/50	$2,474,114	$2,294,787
RMF Proprietary Issuance Trust, Series 2021-2, Class A (c)(f)	2.125%	09/25/61	1,419,504	1,050,433
RMF Proprietary Issuance Trust, Series 2022-1, Class A (b)(c)	3.000%	01/25/62	1,538,426	1,138,615
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (b)(c)	3.750%	06/25/62	1,100,000	561,467
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (b)(c)	3.000%	01/25/62	1,000,000	649,680
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (c)	3.000%	01/25/62	1,000,000	574,896
				25,237,699
Hospitality - 1.6%
BHMS Mortgage Trust, Series 2018-ATLS, Class A (1* 1MO LIBOR + 125) (b)(c)	5.934%	07/15/35	1,840,991	1,770,478
BHMS Mortgage Trust, Series 2018-ATLS, Class B (1* 1MO LIBOR + 150) (c)	6.184%	07/15/35	1,000,000	950,965
BX Trust, Series 2018-GW, Class D (1* 1MO LIBOR + 177) (b)(c)	6.358%	05/15/35	785,000	755,372
BX Trust, Series 2018-GW, Class E (1* 1MO LIBOR + 197) (b)(c)	6.558%	05/15/35	1,802,000	1,729,459
BX Trust, Series 2021-ARIA, Class C (1* 1MO LIBOR + 165) (c)	6.234%	10/15/36	1,000,000	934,809
BX Trust, Series 2021-ARIA, Class E (1* 1MO LIBOR + 224) (b)(c)	6.833%	10/15/36	2,000,000	1,799,434
BX Trust, Series 2020-VIV3, Class B (b)(c)	3.544%	03/09/44	1,300,000	1,136,778
Extended Stay America Trust, Series 2021-ESH, Class D (1* 1MO LIBOR + 225) (b)(c)	6.935%	07/15/38	1,171,431	1,115,608
Extended Stay America Trust, Series 2021-ESH, Class E (1* 1MO LIBOR + 285) (b)(c)	7.535%	07/15/38	976,192	922,331
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class B (1* 1MO LIBOR + 125) (b)(c)	5.840%	07/15/25	663,210	645,690

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Securitized - 63.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Hospitality - 1.6% (Continued)
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class C (1* 1MO LIBOR + 145) (b)(c)	6.040%	07/15/25	$882,756	$856,109
Hawaii Hotel Trust, Series 2019-MAUI, Class A (1* 1MO LIBOR + 115) (b)(c)	5.738%	05/15/38	1,000,000	974,889
				13,591,922
Industrial - 0.2%
BX Trust, Series 2021-VOLT, Class D (1* 1MO LIBOR + 165) (b)(c)	6.334%	09/15/36	950,000	892,827
SMR Mortgage Trust, Series 2022-IND, Class D (1* TSFR1M + 395) (b)(c)	8.777%	02/15/39	476,545	440,238
				1,333,065
Manufactured Housing - 0.0% (e)
Cascade Manuafactured Housing Asset Trust, Series 2019-MH1, Class M (b)(c)	5.985%	11/25/44	100,000	93,080

Multifamily - 1.2%
FREMF Mortgage Trust, Series 2016-KF17, Class B (1* 1MO LIBOR + 584) (b)(c)	10.509%	04/25/23	196,451	196,225
FREMF Mortgage Trust, Series 2017-KF39, Class B (1* 1MO LIBOR + 250) (b)(c)	7.169%	11/25/24	330,814	326,052
FREMF Mortgage Trust, Series 2018-KF42, Class B (1* 1MO LIBOR + 220) (b)(c)	6.774%	12/25/24	603,756	590,920
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* 1MO LIBOR + 215) (b)(c)	6.724%	02/25/25	213,477	210,378
FREMF Mortgage Trust, Series 2018-KF53, Class B (1* 1MO LIBOR + 205) (b)(c)	6.624%	10/25/25	491,756	483,086
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* 1MO LIBOR + 215) (b)(c)	6.724%	01/25/28	236,208	225,094
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* 1MO LIBOR + 190) (b)(c)	6.474%	07/25/28	338,254	311,311
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* 1MO LIBOR + 225) (b)(c)	6.824%	01/25/29	940,411	887,269
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* 1MO LIBOR + 225) (b)(c)	6.919%	08/25/29	376,581	353,790

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Securitized - 63.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily - 1.2% (Continued)
MultiFamily Connecticut Avenue, Series 2020-01, Class M-7 (1* 1MO LIBOR + 195) (b)(c)	6.567%	03/25/50	$68,961	$66,522
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M-1 (1* SOFR30A + 180) (b)(c)	6.284%	07/25/41	2,309,213	2,102,261
MultiFamily Structured Credit Risk, Series 2021-MN1, Class M-1 (1* SOFR30A + 200) (b)(c)	6.484%	01/25/51	1,017,725	955,253
MultiFamily Structured Credit Risk, Series 2021-MN3, Class M1 (1* SOFR30A + 230) (b)(c)	6.784%	11/25/51	1,778,267	1,673,362
MultiFamily Structured Credit Risk, Series 2022-MN4, Class M1 (1* SOFR30A + 425) (b)(c)	8.734%	05/25/52	1,981,062	1,958,289
				10,339,812
Non-Agency MBS 2.0 - 0.4%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR30A + 155) (b)	6.110%	02/25/50	699,769	583,226
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR30A + 130) (b)(c)	5.860%	03/25/51	649,058	569,003
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR30A + 180) (b)(c)	6.360%	03/25/51	1,796,226	1,720,823
				2,873,052
Non-Performing Loan - 0.1%
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class M3 (b)(c)	3.086%	11/25/50	700,000	618,640

Non-QM - 0.1%
Angel Oak Mortgage Trust, Series 2019-1, Class B1 (c)	5.400%	11/25/48	1,250,000	1,204,783

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Securitized - 63.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan - 1.8%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (c)	3.280%	01/25/26	$1,665,660	$1,639,978
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (c)	5.610%	01/25/26	387,363	382,303
Antler Mortgage Trust, Series 2021-RTL1, Class M (b)(c)	5.438%	05/25/25	1,750,000	1,545,499
Corevest American Finance Ltd., Series 2021-RTL1, Class A2 (c)	3.104%	03/28/29	1,000,000	907,721
LHOME Mortgage Trust, Series 2021-RTL1, Class M (b)(c)	4.458%	02/25/26	750,000	653,042
LHOME Mortgage Trust, Series 2021-RTL2, Class A2 (c)	2.783%	06/25/26	700,000	625,617
LHOME Mortgage Trust, Series 2021-RTL2, Class M (c)	4.458%	06/25/26	1,250,000	1,066,211
LHOME Mortgage Trust, Series 2022-RTL1, Class M (c)	6.900%	02/25/27	1,250,000	1,132,687
New York Mortgage Trust, Series 2021-BPL1, Class A1 (c)	2.239%	05/25/26	2,700,000	2,584,121
New York Mortgage Trust, Series 2022-BPL1, Class A2 (c)	4.948%	11/25/27	1,200,000	1,129,551
ROC Securities Trust, Series 2021-RTL1, Class A2 (c)	3.351%	08/25/26	1,500,000	1,342,237
Toorak Mortgage Corp., Series 2021-1, Class A-1 (c)	2.240%	06/25/24	610,000	574,610
Toorak Mortgage Corp., Series 2022-1, Class A2 (c)	4.948%	03/25/29	1,000,000	953,898
				14,537,475
Retail - 1.1%
BX Trust, Series 2021-VIEW, Class B (1* 1MO LIBOR + 180) (b)(c)	6.484%	06/15/36	1,150,000	1,083,310
BX Trust, Series 2021-VIEW, Class E (1* 1MO LIBOR + 360) (b)(c)	8.284%	06/15/36	2,500,000	2,272,299
BX Trust, Series 2018-EXCL, Class C (1* 1MO LIBOR + 198) (b)(c)	6.563%	09/15/37	238,540	233,549

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Securitized - 63.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Retail - 1.1% (Continued)
Credit Suisse Mortgage Trust, Series 2018-SITE, Class A (c)	4.284%	04/15/36	$727,000	$698,685
Credit Suisse Mortgage Trust, Series 2018-SITE, Class C (b)(c)	4.782%	04/15/36	300,000	284,041
Credit Suisse Mortgage Trust, Series 2018-SITE, Class D (1* TSFR1M + 101) (b)(c)	4.782%	04/15/36	235,000	219,382
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class A (1* 1MO LIBOR + 115) (c)	5.834%	02/15/40	2,070,752	1,957,064
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class B (1* 1MO LIBOR + 145) (b)(c)	6.134%	02/15/40	681,766	631,130
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* 1MO LIBOR + 180) (b)(c)	6.484%	02/15/40	386,334	351,073
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* 1MO LIBOR + 250) (b)(c)	7.184%	02/15/40	1,504,431	1,339,801
				9,070,334
Single Family Rental - 2.7%
American Homes 4 Rent, Series 2014-SFR2, Class E (c)	6.231%	10/17/36	300,000	297,275
American Homes 4 Rent, Series 2014-SFR2, Class D (c)	3.678%	12/17/36	316,929	310,061
American Homes 4 Rent, Series 2014-SFR3, Class E (c)	6.418%	12/17/36	300,000	296,738
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	109,926	106,076
Corevest American Finance Ltd., Series 2020-4, Class E (c)	3.379%	12/15/52	750,000	574,270
Firstkey Homes Trust, Series 2022-SFR2, Class D (c)	4.500%	07/17/39	1,250,000	1,150,606
Home Partners of America Trust, Series 2021-2, Class D (c)	2.652%	12/17/26	968,247	854,783
Home Partners of America Trust, Series 2019-1, Class B (c)	3.157%	09/17/39	482,803	445,089
Home Partners of America Trust, Series 2019-2, Class B (c)	2.922%	10/19/39	599,984	544,822

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Securitized - 63.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Single Family Rental - 2.7% (Continued)
Progress Residential Trust, Series 2019-SFR3, Class C (c)	2.721%	09/17/36	$2,000,000	$1,896,088
Progress Residential Trust, Series 2019-SFR4, Class A (c)	2.687%	10/17/36	634,198	606,542
Progress Residential Trust, Series 2020-SFR1, Class A (c)	1.732%	04/17/37	3,811,871	3,547,832
Progress Residential Trust, Series 2021-SFR1, Class B (c)	1.303%	04/17/38	3,400,000	2,977,663
Progress Residential Trust, Series 2022-SFR3, Class D (c)	4.450%	04/17/39	1,550,000	1,421,133
Progress Residential Trust, Series 2022-SFR5, Class D (c)	5.734%	06/17/39	800,000	765,984
Progress Residential Trust, Series 2022-SFR5, Class E-1 (c)	6.618%	06/17/39	800,000	759,754
Progress Residential Trust, Series 2023-SFR1, Class D (c)	4.650%	03/17/40	2,481,000	2,256,921
Progress Residential Trust, Series 2021-SFR10, Class A (c)	2.393%	12/17/40	1,996,261	1,720,393
Tricon Residential Trust, Series 2022-SFR2, Class D (c)	6.230%	07/17/40	2,000,000	1,983,495
				22,515,525
Small Business - 1.3%
Credibility Asset Securitization, Series 2021-1A, Class A (c)	2.390%	04/15/26	6,000,000	5,671,532
Credibility Asset Securitization, Series 2021-1A, Class C (c)	3.380%	04/15/26	1,250,000	1,148,869
FORA Financial Asset Securitization, Series 2021-1A, Class C (c)	3.850%	05/15/27	418,000	385,857
Newtek Small Business Loan Trust, Series 2018-1, Class A (1* Prime - 55) (b)(c)	7.450%	02/25/44	371,884	366,766
Newtek Small Business Loan Trust, Series 2018-1, Class B (1* Prime + 75) (b)(c)	8.750%	02/25/44	97,864	96,900
Newtek Small Business Loan Trust, Series 2019-01, Class A (1* Prime - 90) (b)(c)	7.100%	12/25/44	423,775	415,711

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Securitized - 63.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business - 1.3% (Continued)
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (b)(c)	8.250%	10/25/49	$1,364,463	$1,349,096
OnDeck Asset Securitization Trust, Series 2021-1A, Class B (c)	2.280%	05/17/27	750,000	680,094
OnDeck Asset Securitization Trust, Series 2021-1A, Class C (c)	2.970%	05/17/27	650,000	580,955
				10,695,780
Student Loan - 0.8%
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	64,002	58,983
College Ave Student Loans, Series 2018-A, Class C (c)	5.500%	12/26/47	58,846	55,110
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	172,533	157,533
College Ave Student Loans, Series 2019-A, Class A1 (1* 1MO LIBOR + 140) (b)(c)	6.017%	12/28/48	100,222	98,464
College Ave Student Loans, Series 2021-A, Class B (c)	2.320%	07/25/51	474,882	420,110
College Ave Student Loans, Series 2021-A, Class D (c)	4.120%	07/25/51	500,000	448,672
Laurel Road Prime Student Loan, Series 2018-B, Class A2 (c)	3.540%	05/26/43	8,814	8,641
Laurel Road Prime Student Loan, Series 2019-A, Class A2FX (c)	2.730%	10/25/48	50,786	49,226
Prodigy Finance, Series 2021-1A, Class A (1* 1MO LIBOR + 125) (b)(c)	5.867%	07/25/51	420,906	410,376
SMB Private Education Loan Trust, Series 2018-C, Class B (c)	4.000%	11/17/42	200,000	182,024
Social Professional Loan Program, Series 2017-B, Class CFX (b)(c)	4.440%	05/25/40	900,000	833,720
Social Professional Loan Program, Series 2017-E, Class C (c)	4.160%	11/26/40	1,585,000	1,424,567
Social Professional Loan Program, Series 2020-A, Class BFX (c)	3.120%	05/15/46	425,000	353,801

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Securitized - 63.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 0.8% (Continued)
Social Professional Loan Program, Series 2018-D, Class BFX (c)	4.140%	02/25/48	$500,000	$468,563
Social Professional Loan Program, Series 2019-B, Class BFX (c)	3.730%	08/17/48	750,000	657,513
Social Professional Loan Program, Series 2019-C, Class BFX (c)	3.050%	11/16/48	1,130,000	939,193
				6,566,496
Unsecured Consumer - 5.0%
ACHV ABS Trust, Series 2023-1PL, Class C (c)	7.420%	03/18/30	1,500,000	1,498,525
Affirm, Inc., Series 2022-Z1, Class A (c)	4.550%	06/15/27	2,941,008	2,896,770
Affirm, Inc., Series 2022-Z1, Class B (c)	6.490%	06/15/27	1,500,000	1,422,295
Avant Loans Funding Trust, Series 2021-REV1, Class A (c)	1.210%	07/15/30	3,100,000	3,009,612
Avant Loans Funding Trust, Series 2021-REV1, Class C (c)	2.300%	07/15/30	1,800,000	1,661,616
Freedom Financial Trust, Series 2022-3FP, Class D (c)	7.360%	08/20/29	2,000,000	1,933,664
Lendmark Funding Trust, Series 2019-2A, Class B (c)	3.220%	04/20/28	2,325,000	2,200,439
Lendmark Funding Trust, Series 2020-2A, Class C (c)	4.690%	04/21/31	550,000	475,804
Lendmark Funding Trust, Series 2021-1A, Class C (c)	3.410%	11/20/31	750,000	630,502
Mariner Finance Issuance Trust, Series 2021-AA, Class D (c)	4.340%	03/20/36	1,000,000	813,392
Oportun Funding XIV, LLC, Series 2021-A, Class C (c)	3.440%	03/08/28	3,500,000	3,313,009
Oportun Funding, LLC, Series 2022-1, Class C (c)	6.000%	06/15/29	1,000,000	962,770
Oportun Funding, LLC, Series 2021-B, Class A (c)	1.470%	05/08/31	2,345,000	2,117,025
Oportun Funding, LLC, Series 2021-B, Class C (c)	3.650%	05/08/31	650,000	579,272
Oportun Funding, LLC, Series 2022-A, Class C (c)	7.400%	06/09/31	2,500,000	2,369,570

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Securitized - 63.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 5.0% (Continued)
Oportun Funding, LLC, Series 2021-C, Class A (c)	2.180%	10/08/31	$2,260,000	$2,034,873
Oportun Funding, LLC, Series 2021-C, Class B (c)	2.670%	10/08/31	2,500,000	2,201,254
Reach Financial, LLC, Series 2021-1A, Class B (c)	2.170%	05/15/29	1,500,000	1,371,130
Regional Management Issuance Trust, Series 2020-1, Class A (c)	2.340%	10/15/30	1,600,000	1,532,645
Regional Management Issuance Trust, Series 2021-1, Class C (c)	3.040%	03/17/31	1,000,000	862,794
Regional Management Issuance Trust, Series 2021-2, Class C (c)	3.230%	08/15/33	650,000	522,780
Republic Finance Issuance Trust, Series 2020-A, Class B (c)	3.540%	11/20/30	1,185,000	1,095,607
Upgrade Master Pass-Through Trust, Series 2019-ST1, Class A (c)	4.000%	07/15/25	687	686
Upgrade Master Pass-Through Trust, Series 2019-ST3, Class A (c)	3.750%	11/15/25	3,858	3,851
Upstart Pass-Through Trust, Series 2021-ST1, Class A (c)	2.750%	02/20/27	300,048	286,572
Upstart Pass-Through Trust, Series 2021-ST2, Class A (c)	2.500%	04/20/27	416,917	396,611
Upstart Pass-Through Trust, Series 2021-ST4, Class A (c)	2.000%	07/20/27	1,245,860	1,158,550
Upstart Pass-Through Trust, Series 2022-ST1, Class A (c)	2.600%	03/20/30	565,197	533,741
Upstart Securitization Trust, Series 2021-3, Class B (c)	1.660%	07/20/31	500,000	475,874
Upstart Securitization Trust, Series 2022-4, Class A (c)	5.980%	08/20/32	1,995,254	1,958,187

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Securitized - 63.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 5.0% (Continued)
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A (c)	4.250%	06/17/30	$1,211,306	$1,165,420
				41,484,840

Total Securitized (Cost $558,432,593)				$529,262,381

Treasury - 13.5%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Inflation-Protected Notes	0.500%	04/15/24	$5,355,090	$5,268,697
U.S. Treasury Notes (a)	1.625%	02/15/26	5,000,000	4,702,344
U.S. Treasury Notes (a)	2.250%	08/15/27	2,000,000	1,886,641
U.S. Treasury Notes (a)	0.500%	10/31/27	15,000,000	13,016,016
U.S. Treasury Notes (a)	1.250%	09/30/28	4,650,000	4,103,262
U.S. Treasury Notes (a)	0.625%	08/15/30	4,500,000	3,666,973
U.S. Treasury STRIPS	0.000%	11/15/31	2,000,000	1,467,130
U.S. Treasury STRIPS	0.000%	02/15/33	2,000,000	1,393,185
U.S. Treasury STRIPS	0.000%	05/15/33	2,100,000	1,449,489
U.S. Treasury STRIPS (a)	0.000%	08/15/33	4,000,000	2,732,560
U.S. Treasury STRIPS	0.000%	08/15/34	8,000,000	5,245,112
U.S. Treasury STRIPS	0.000%	11/15/34	3,000,000	1,949,379
U.S. Treasury STRIPS	0.000%	05/15/35	3,000,000	1,911,874
U.S. Treasury STRIPS (a)	0.000%	02/15/36	10,250,000	6,349,328
U.S. Treasury STRIPS	0.000%	02/15/37	6,500,000	3,865,140
U.S. Treasury STRIPS	0.000%	02/15/38	6,000,000	3,416,125
U.S. Treasury STRIPS	0.000%	11/15/38	6,000,000	3,310,108
U.S. Treasury Bonds	1.125%	08/15/40	16,000,000	10,575,625
U.S. Treasury Bonds	1.375%	11/15/40	11,000,000	7,576,680
U.S. Treasury STRIPS	0.000%	08/15/41	1,000,000	485,960
U.S. Treasury Inflation-Protected Notes	0.625%	02/15/43	5,221,720	4,405,928
U.S. Treasury Bonds (a)	2.250%	08/15/46	3,000,000	2,263,945
U.S. Treasury Bonds	3.000%	02/15/48	9,500,000	8,286,523
U.S. Treasury Bonds	1.250%	05/15/50	14,850,000	8,632,723

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2023 (Unaudited)

Treasury - 13.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Bonds (a)	1.625%	11/15/50	$7,150,000	$4,585,217
Total Treasury (Cost $121,586,222)				$112,545,964

Registered Investment Companies - 9.9%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund - Premier Class, 4.97% (g)	44,867,108	$44,876,081
State Street Navigator Securities Lending Portfolio I, 4.72% (g)(h)	37,635,913	37,635,913
Total Registered Investment Companies (Cost $82,515,568)		$82,511,994

Total Investment Securities - 104.2% (Cost $913,237,556)		$867,719,378

Liabilities in Excess of Other Assets - (4.2)%		(35,353,813)

Net Assets - 100.0%		$832,365,565

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2023 was $44,076,948.
(b)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2023. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of 3/31/2023 was $304,611,206, representing 36.6% of net assets.
(d)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of March 31, 2023 was $15,256,085, representing 1.8% of net assets.
(e)	Percentage rounds to less than 0.1%.
(f)	Security value has been determined in good faith by the Board of Trustees. The total value of such securities was $1,050,433 as of March 31, 2023, representing 0.1% of net assets.
(g)	The rate shown is the 7-day effective yield as of March 31, 2023.
(h)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $7,225,893.

BKNT -	Bank Note
BV -	Besloten Vennootschap
CV -	Convertible Security
GMTN -	Global Medium-Term Note
IO -	Interest Only
LIBOR -	London Interbank Offered Rate
NA -	National Association

NV -	Naamloze Vennootschap
plc -	Public Limited Company
PO -	Principal Only
Prime -	Short-term interest rate in the banking system of the U.S.
REIT -	Real Estate Investment Trust
SA -	Societe Anonyme
SOFR -	Secured Overnight Financing Rate
TSFR -	CME Term SOFR
UA -	Uitgesloten Aansprakelijkheid